As filed with the Securities and Exchange	Registration No. 033-75962*
Commission on April 10, 2007	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 48 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
Depositor’s Telephone Number, including Area Code: (860) 723-2239
Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)
It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2007 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 33-75978.

PART A

ING Life Insurance and Annuity Company
and its
Variable Annuity Account C
Opportunity Plus – Multiple Option Group Variable Annuity Contracts
Supplement dated April 30, 2007 to your current variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information

This supplement updates certain information contained in your current variable annuity Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus, Contract Prospectus Summary and SAI.

                               NOTICE OF FUND SUBSTITUTIONS

Effective July 27, 2007, and pursuant to applicable regulatory approvals, ING Life Insurance and Annuity Company
(the “Company”) and Variable Annuity Account C (the “Separate Account”) will replace certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) with certain other funds (the “Substitute
Funds”) as follows:

Replaced Funds	Substitute Funds
MFS Total Return Series (Initial Class)	ING MFS Total Return Portfolio (Class I)
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class I)

Important Information about the Substitutions.
·	Effective July 27, 2007, the subaccounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.

·	Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

·	On the effective date of the substitutions, existing investments and ongoing allocations to a subaccount which invests in a Replaced Fund will be automatically reallocated to the subaccount which invests in the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a
Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

·	The investment objective and policies of each Substitute Fund are the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each
Substitute Fund is more fully described in each Substitute Fund's prospectus.

·	A prospectus for each of the Substitute Funds has previously been sent to you or accompanies this supplement.
Read these materials carefully before deciding what to do with amounts allocated to subaccounts which invest in the Replaced Funds. Should you need additional prospectuses, please call the number listed in your Contract
Prospectus under "Questions: Contacting the Company" or the first page of your Contract Prospectus Summary.

·	Although the total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund, you should know that the Company and its affiliates expect to collectively receive higher levels of revenue from each Substitute Fund than from the corresponding
Replaced Fund. This additional revenue is primarily realized in the form of management and service fees the Substitute Funds will pay to certain of the Company’s affiliates (the prospectus applicable to each Substitute Fund details these amounts). By contrast, the corresponding fees of the Replaced Funds are paid to non-ING entities. The Company therefore has a financial incentive to proceed with the substitution.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.75962-07 C07-0403-010R	April 2007

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
OPPORTUNITY PLUS
CONTRACT PROSPECTUS – April 30, 2007

The Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which allow for installment payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading this Prospectus is Important. Before you participate in the contract through a supplemental retirement program, you should read this prospectus. It provides facts about the contract and its investment options.
Prospective contract holders (generally a school district or an entity associated with a state operated State University of New York campus to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate. Keep this document for future reference.
Table of Contents page 3

You may participate in this contract if you are an eligible employee of a school board or public university in the
State of New York and if you are a member of the New York State United Teachers trust (NYSUT) or the United
University Professions (UUP).

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

The Funds
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
American Century® Income & Growth Fund (Advisor Class)(1)
Calvert Social Balanced Portfolio
EuroPacific Growth Fund® (Class R-4)(1)
Evergreen Special Values Fund (Class A)*(1)
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP High Income Portfolio (Initial Class)
Fidelity® VIP Index 500 Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Baron Small Cap Growth Portfolio (S Class)
ING BlackRock Large Cap Growth Portfolio (Class I)
ING FMRSM Large Cap Growth Portfolio (Class I)**(2)
ING GET U.S. Core Portfolio(3)
ING Global Resources Portfolio (Class S)(4)
ING JPMorgan Emerging Markets Equity Portfolio (Class I)
ING JPMorgan International Portfolio (I Class)
ING Legg Mason Partners Aggressive Growth Portfolio (I Class)
ING Legg Mason Partners Large Cap Growth Portfolio (I Class)
ING MFS Total Return Portfolio (Class I)
ING Oppenheimer Global Portfolio (I Class)
ING Oppenheimer Strategic Income Portfolio (I Class)
ING PIMCO High Yield Portfolio (Class I)
ING PIMCO Total Return Portfolio (S Class)
ING Pioneer Equity Income Portfolio (Class I)(5)
ING Pioneer Mid Cap Value Portfolio (Class I)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
ING T. Rowe Price Growth Equity Portfolio (I Class)
ING Thornburg Value Portfolio (I Class)(2)
ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING Van Kampen Comstock Portfolio (S Class)
ING Van Kampen Equity and Income Portfolio (I Class)
ING VP Balanced Portfolio, Inc. (Class I)
ING VP Global Science and Technology Portfolio (Class I)
ING VP Growth and Income Portfolio (Class I)
ING VP Growth Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class S)
ING VP Index Plus LargeCap Portfolio (Class I)
ING VP Index Plus MidCap Portfolio (Class I)
ING VP Index Plus SmallCap Portfolio (Class I)
ING VP Intermediate Bond Portfolio (Class I)
ING VP International Equity Portfolio (Class I)
ING VP Money Market Portfolio (Class I)
ING VP Real Estate Portfolio (Class I)
ING VP Small Company Portfolio (Class I)
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)
ING VP Value Opportunity Portfolio (Class I)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
Lord Abbett Series Fund - Mid-Cap Value Portfolio
     (Class VC)
MFS® Total Return Series (Initial Class)
New Perspective Fund® (Class R-4)(1)
Oppenheimer Developing Markets Fund (Class A)(1)(6)
Pax World Balanced Fund (Individual Investor Class)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)
The Growth Fund of America® (Class R-4)(1)
Washington Mutual Investors FundSM (Class R-4)(1)

*	This fund is closed to new plans.
**	FMR is a service mark of Fidelity Management & Research Company.
(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”
(2)	This fund has changed its name to the name listed above. See Appendix III – Fund Descriptions for a complete list of former and current fund names.
(3)	The ING GET U.S. Core Portfolio is not currently available for investment.
(4)	Transfers or deposits are not allowed into the subaccount investing in this fund, except for accounts established under the contract before
May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.
(5)	This fund is scheduled to be available on May 11, 2007.
(6)	This fund is only available to those plans that were offering it prior to March 6, 2006.

PRO.75962-07

CONTRACT PROSPECTUS - April 30, 2007 (CONTINUED)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section in this prospectus on page 9 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Fixed Interest Options.
>	Guaranteed Accumulation Account
>	Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 30, 2007 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Opportunity Plus Service Center at
1-800-677-4636 or by writing to us at the address listed in “Contract Overview-Questions: Contacting the
Company.” You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s
(SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to
SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75962. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-1141040. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75962-07                                                                         2

TABLE OF CONTENTS
Contract Overview	4
Who’s Who
The Contract and Your Supplemental Retirement Program
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, The Income Phase
Fee Table	6
Condensed Financial Information	8
Variable Annuity Account C	8
The Company	8
Investment Options	9
Transfers	11
Contract Purchase or Participation	14
Contract Ownership and Rights	15
Right to Cancel	15
Fees	16
Your Account Value	21
Withdrawals	22
Loans	23
Systematic Distribution Options	24
Death Benefit	25
The Income Phase	27
Contract Distribution	30
Taxation	33
Other Topics	39
Opportunity Plus Service Center - Performance Reporting - Voting Rights - Contract Modification - Legal Matters
and Proceedings - Payment Delay or Suspension - Intent to Confirm Quarterly
Contents of the Statement of Additional Information	41
Appendix I	-	Guaranteed Accumulation Account	42
Appendix II	-	Fixed Account	44
Appendix III	-	Fund Descriptions	45
Appendix IV	-	Condensed Financial Information	CFI-I

PRO.75962-07                                                                          3

CONTRACT OVERVIEW
Questions: Contacting the Company: To answer your questions, contact your local representative or write or call the Company through: For all regular mail, please use:
The following is a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the participant): The individual participating in a supplemental
Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010	retirement program, where the program uses the contract as a funding option.

Plan Sponsor: The sponsor of your supplemental retirement program.
Generally, your employer.
For overnight delivery, please use:	Contract Holder: The person or entity to whom we issue the contract. The contract holder is the school district or an entity associated with a state operated
Opportunity Plus Service Center ING National Trust 101 Sabin Street Pawtucket, RI 02860	State University of New York campus to which we have issued the master contract. We may also refer to the contract holder as the contract owner.

We, us, our (the Company): ING Life Insurance and Annuity Company. We
issue the contract.
1-800-OPP-INFO
(1-800-677-4636)	The Contract and Your Supplemental Retirement Program
Sending Forms and Written Requests in Good Order.
Supplemental Retirement Program (plan): A plan sponsor has established a supplemental retirement program for you. The term “contract(s)” in this
If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your local
representative or the Company
through the Opportunity Plus
Service Center to learn what
information is required in order
for the request to be in “good
order.” By contacting us, we can
provide you with the appropriate
administrative form for your
requested transaction.	prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

Plan Type: We refer to the supplemental retirement program in this prospectus as a 403(b) or Roth 403(b) plan. For a description, see “Taxation.”

Use of an Annuity Contract in your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) or Roth 403(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and
Generally, a request is
considered to be in “good order”
when it is signed, dated and
made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out. We
can only act upon written
requests that are received in
good order.	the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase or Participation.”

Contract Rights

You hold all rights under the contract and may make all elections for your accounts.
Contract Facts
Free Look/Right to Cancel: Contract holders and participants may cancel their purchase no later than ten days after they receive the contract (or other document evidencing their interest). See “Right to Cancel.”

PRO.75962-07                                                                                           4

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, you may, subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and “Taxation.” Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Amounts you receive as a distribution will generally be included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases
I. The Accumulation Phase. (Accumulating retirement benefits)
Payments to Your Account
STEP 1: You provide ING Life Insurance and Annuity
Company with your completed enrollment materials and we		Step 1 ||
may set up one or more accounts for you. We may set up	ING Life Insurance and Annuity Company
account(s) for employer contributions and/or contributions
from your salary.
	(a) ||	Step 2		(b) ||
STEP 2: You direct us to invest your account dollars in any	Fixed Interest Options	Variable Annuity Account C Variable Investment Options
of the following investment options:

(a) Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)		The Subaccounts
The subaccount(s) selected purchases shares of its		A	B	Etc.
corresponding fund.		|| Step 2 (b) ||
		Mutual Fund A		Mutual Fund B

II. The Income Phase. (Receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options, if you wish to elect one (see “The Income Phase”). In general, you may:
>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
>	Select an income phase payment option that provides a death benefit to your beneficiary(ies); and
>	Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select), or a combination of fixed and variable income phase payments.

PRO.75962-07                                                                              5

FEE TABLE
In This Section:	The following tables describe the fees and expenses that you will pay when
> Maximum Contract Holder	buying, owning, and withdrawing from your contract. The first table
Transaction Expenses	describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or
> Separate Account Annual	transfer cash value between investment options. State premium taxes may
Expenses	also be deducted.* See “The Income Phase” for fees that may apply after
> Total Annual Fund	you begin receiving payments under the contract.
Operating Expenses
> Hypothetical Examples		Maximum Contract Holder Transaction Expenses
> Fees Deducted by the Funds		Early Withdrawal Charge[1]
		(as a percentage of amount withdrawn)		5.0%
Also See the “Fees” Section
for:	1	This is a deferred sales charge. For Single Purchase Payment Contracts, there is no
> Early Withdrawal Charge		withdrawal charge. For Installment Purchase Payment Contracts, the early
Schedules		withdrawal charge applies to account values in the Fixed Account and to account values in the subaccounts and the Guaranteed Accumulation Account that were
> How, When and Why Fees		attributable to amounts held in the Fixed Account at any time. The early withdrawal
are Deducted		charge reduces over time and may be calculated differently where both a Roth
> Redemption Fees		403(b) account and traditional 403(b) account are available. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.
> Premium and Other Taxes
> ING GET Fund Guarantee	The next table describes the fees and expenses that you will pay
Charge	periodically during the time that you own the contract, not including fund fees and expenses.
See “The Income Phase” for:
> Fees During the Income		Separate Account Annual Expenses
Phase
(as a percentage of average account value)
		Mortality and Expense Risk Charge	1.00%[2]
		Maximum Administrative Expense Charge	0.25%[3]	(currently
0.0%)
		ING GET Fund Guarantee Charge	0.25%[4]	(only if selected
as an
investment
option)
		Total Separate Account Annual Expenses	1.50%
	2	The mortality and expense risk charge for the ING VP Money Market Portfolio subaccount is 0.35% on an annual basis.
	3	We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
	4	The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option.
See “Investment Options-ING GET U.S. Core Portfolio” and “Fees-ING GET U.S.
Core Portfolio Guarantee Charge” for a description of the ING GET Fund
Guarantee Charge. No series of the ING GET U.S. Core Portfolio is currently available for investment under the contract.
* State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75962-07                                                                               6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)	0.10%	1.37%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses applicable to the particular fund, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the (B) If you do not withdraw your entire account end of the applicable time period*: value or if you select an income phase payment option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$777	$1,351	$1,953	$2,954	$265	$814	$1,390	$2,954

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the (B) If you do not withdraw your entire account end of the applicable time period*: value or if you select an income phase payment option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$656	$984	$1,338	$1,624	$137	$428	$739	$1,624

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment
   Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5.0% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used

PRO.75962-07                                                                            7

by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees-Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and the subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees-Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of
“separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

151 Farmington Avenue
Hartford, Connecticut 06156

PRO.75962-07                                                                             8

Regulatory Developments – the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General,
other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities);
and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude.
The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

PRO.75962-07                                                                                  9

>	Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the
Opportunity Plus Service Center at the address and telephone number listed under “Contract Overview-
Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public
Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed
Accumulation Account prospectus. The Guaranteed Accumulation Account Prospectus may be obtained free of charge from the Opportunity Plus Service Center at the address and telephone number listed in “Contract Overview-
Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment. The
Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING
GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series.

The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.
Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your
ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S.
equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Selecting Investment Options
•          Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
•          Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
•          Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed
Accumulation Account prospectus.

PRO.75962-07                                                                              10

Limits on Option Availability. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time during the accumulation phase. If you have an outstanding loan, you may currently make a total of 18 cumulative selections over the life of your account. Each subaccount, the Fixed Account, and each classification of the Guaranteed Accumulation Account counts as one option. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-
dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>	Mixed-bought for annuities and life insurance.
>	Shared-bought by more than one company.

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>	American Century® Income & Growth Fund
>	EuroPacific Growth Fund®
>	Evergreen Special Values Fund
>	New Perspective Fund®
>	Oppenheimer Developing Markets Fund
>	Pax World Balanced Fund
>	The Growth Fund of America®
>	Washington Mutual Investors FundSM

See “Taxation - Section 403(b) Tax Deferred Annuities” for a discussion of investing in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, you may transfer among investment options. During the income phase you may make up to twelve transfers per calendar year among available investment options. You may make a request in writing, by telephone or electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

PRO.75962-07                                                                                     11

Value of Transferred Dollars. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Service
Center, or if you are participating in the Dollar Cost Averaging Program, after your scheduled transfer. (See
“Contract Overview–Questions: Contacting the Company.”)

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract holders and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract holders or participants.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own or participate in. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates, or that you participate in. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract holder or participant’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization, individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract holder or participant at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a
30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

PRO.75962-07                                                                              12

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

The Company Intends to Modify its Excessive Trading Policy in October 2007. At that time, the Company will begin restricting electronic transfer privileges if a contract holder or participant (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract holders and participants before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract holder and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s excessive trading policy. Under these agreements, the Company is required to share information regarding contract holder and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract holder and participant transactions, this information may include personal contract holder and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract holder or participant’s transactions if the fund determines that the contract holder or participant has violated the fund's trading policies. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund.

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this program. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from the ING VP Money Market Portfolio to the Fixed Account, Guaranteed Accumulation Account,
or one or more subaccounts that you select. Allocations to the Fixed Account may limit your ability to execute subsequent transfers out of this fixed option. Amounts transferred to or from the Fixed Account and subsequently withdrawn from the contract during the accumulation phase may be subject to early withdrawal charge. See “Fees.”
Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. See Appendix I and the Guaranteed Accumulation Account prospectus. Dollar cost averaging is not permitted into the ING Global Resources Portfolio or ING GET Fund subaccounts. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or the Opportunity Plus Service Center at the number listed in “Contract
Overview-Questions: Contacting the Company.” This program is not available to the participants in the Asset
Rebalancing Program.

The Asset Rebalancing Program. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. If elected, only account values invested in the variable investment options (excluding the ING GET Fund subaccount and the ING Global Resources Portfolio) are eligible to be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Account are not
eligible to be rebalanced. To elect to participate in Asset Rebalancing, you should contact the Opportunity Plus
Service Center at the number listed in “Contract Overview-Questions: Contacting the Company.” This program is not available to participants in the Dollar Cost Averaging Program.

PRO.75962-07                                                                           13

CONTRACT PURCHASE OR PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are deferred annuity contracts that the
Company offers in connection with supplemental retirement programs under Tax Code Section 403(b), including
Roth 403(b). The plans are established by school boards and public universities in the state of New York, for participants who are members and agency fee payers of the New York State United Teachers Trust (NYSUT) and
United University Professions (UUP).

There are two group deferred variable annuity contracts:

(1)   Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre-
       existing plan; and
(2)   Installment purchase payment contracts established to accept continuing periodic payments.

We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Types of Accounts. There are three types of accounts that may be available under your contract:

a)    An employer pre-tax account that will be credited with employer contributions (if any) and any portion of any transfer or rollover contributions attributable to such amounts.

b)    An employee pre-tax account that will be credited with employee salary reduction contributions (if any) and the portion of any transfer or rollover contributions attributable to such amounts.

c)     An employee Roth 403(b) account that will be credited with employee after-tax salary contributions to the Roth
        403(b) account (if any) and the portion of any transfer or rollover contribution attributable to such amounts.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 403(b) or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, your local representative will assist you in completing an enrollment form and submitting it to the Opportunity Plus Service Center. (See “Contract Overview-Questions:
Contacting the Company.”) If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount, an employer account for employer contributions, and a Roth 403(b) account for employee contributions from your salary or rollover amount. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

Acceptance or Rejection of Application or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

Allocating Purchase Payments to the Investment Options. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. (See “Investment Options” and “Transfers.”)

PRO.75962-07                                                                             14

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your local representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal supplement retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
(2)	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
(3)	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
(4)	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York state law requires completion of Replacement Forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. The contract holder is the school district or an entity associated with a state operated State University of New York campus to which we have issued the master contract.

Who Owns Money Accumulated Under the Contract? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts, an employer account to receive employer contributions, and a Roth 403(b) account to receive employee after-tax salary reduction and rollover amounts. You have the right to the value of your employee account and any employer account.

What Rights Do I Have Under the Contract? You hold all rights under the contract and may make all elections for your accounts.

RIGHT TO CANCEL

When and How to Cancel. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Service Center or your local representative along with a written notice of cancellation.

Refunds. We will produce a refund to you or the contract holder not later than seven days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity Plus
Service Center. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. We will not apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

PRO.75962-07                                                                              15

FEES
Types of Fees There are four types of fees your account may incur:
The following repeats and adds to information provided in the “Fee Table”
section. Please review both this section and the Fee Table for information on fees.
> Transaction Fees
• Early Withdrawal Charge	Maximum Transaction Fees
• Redemption Fees
> Fees Deducted from Investments in the Subaccounts	Early Withdrawal Charge

Under installment purchase payment contracts, withdrawals of all or a
• Mortality and Expense	portion of your Fixed Account value, or account values held in the
Risk Charge	subaccounts or the Guaranteed Accumulation Account that were attributable
• Administrative Expense	to amounts held in the Fixed Account at any time, may be subject to a
Charge	charge. In the case of a partial withdrawal where you request a specified
> Fund Fees and Expenses	dollar amount, the amount withdrawn from your account will be the amount
> ING GET Fund Guarantee Charge	you specified plus adjustment for any applicable early withdrawal charge.
There is no early withdrawal charge under installment purchase payment contracts of amounts distributed under the terms of a settlement agreement
Terms to Understand in the Schedules	with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no
> Account Year-a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.	early withdrawal charge for any amounts withdrawn under single purchase payment contracts.

Amount. The charge is a percentage of the amount withdrawn. The
>    Purchase Payment Period
     (for installment purchase
     payment contracts)-the
     period of time it takes to
     complete the number of
     installment payments
     expected to be made to your
     account over a year. For
     example, if your payment
     frequency is monthly, a
     payment period is
     completed after 12
     payments are made. If only
     11 payments are made, the
     payment period is not
     completed until the twelfth
     payment is made. At any
     given time, the number of
     payment periods completed
     can not exceed the number
     of account years completed,
     regardless of the number of
     payments made.
percentage will be determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of total payments to your account.

Purpose. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

The early withdrawal charge applies to:

• Amounts deposited in the Fixed Account and any earnings on such amounts;

• Amounts that came from a subaccount or the Guaranteed Accumulation

Account but then transferred to the Fixed Account (and any earnings on such amounts); or

• Amounts that came from the Fixed Account but were then transferred to a subaccount or the Guaranteed Accumulation Account (and any earnings on such amounts).

PRO.75962-07                                                                                                            16

Early Withdrawal Charge Schedules:
Withdrawals from the Fixed Account and Variable Investment Options*
Purchase Payment Periods Completed	Early Withdrawal Charge
Fewer than 5	5.0%
5 or more but fewer than 7	4.0%
7 or more but fewer than 9	3.0%
9 or 10	2.0%
More than 10	0.0%

Early Withdrawal Charge Schedule For the Guaranteed Accumulation Account For Certain New York Contracts

The following schedule applies to withdrawals from the Guaranteed Accumulation Account under installment purchase payment master contracts issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed account years. For all other contracts, the applicable early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account under installment purchase payment contracts is the same schedule that applies to withdrawals from the Variable Investment Options and the Fixed Account above.

Withdrawals from the Guaranteed Accumulation Account for Certain Installment Purchase Payment Contracts*
	Account Years Completed	Early Withdrawal Charge
	Fewer than 3	5.0%
	3 or more but fewer than 4	4.0%
	4 or more but fewer than 5	3.0%
	5 or more but fewer than 6	2.0%
	6 or more but fewer than 7	1.0%
	7 or more	0.0%
*	The early withdrawal charge applies to account values in the variable investment options and the Guaranteed
	Accumulation Account only if they were attributable to amounts held in the Fixed Account at any time.

Early Withdrawal Charge Schedule When Two or More Accounts are Available. There is no early withdrawal charge for single purchase payment contracts. For installment purchase payment contracts, for the purposes of calculating early withdrawal charges, the number of purchase payment periods will be calculated in the following manner:

a)	The employer pre-tax account, if any, will at all times be credited with the same number of purchase payment periods as the employee account (either employee pre-tax or employee Roth 403(b)) with the greatest number of purchase payment periods completed.
b)	If an employee Roth 403(b) account or employee pre-tax account is established and the other type of employee account was already in existence, the new employee account will initially be credited with the same number of purchase payments as were made, if any, to the existing employee account. After the new employee account is established, the number of additional purchase payment periods credited from that point forward to either employee account will be based solely on the number of subsequent purchase payments, if any, made to that particular employee account. This may result in a different number of purchase payment periods completed for the employee pre-tax account and the employee Roth 403(b)
account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, when the participant’s Roth 403(b)
installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

Waiver. The early withdrawal charge is waived for portions of a withdrawal where one or more of the following apply:

>	Used to provide payments to you during the income phase;
>	Paid because of your death before income phase payments begin;

PRO.75962-07                                                                              17

>	Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months;

>	Taken because of the election of a systematic distribution option (See “Systematic Distribution Options”);
>	Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

>	Withdrawn due to disability as specified in the Tax Code;
>	Taken on or after the tenth anniversary of the effective date of the account;
>	Due to a financial hardship as defined in the Tax Code; or
>	Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers’ or Employee’s Retirement Systems (even if you are not a member of either system).

Severance from Employment. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax
Relief Reconciliation Act of 2001, and you meet the other requirements set forth in the contract.

Free Withdrawals. If you are between the ages of 59½ and 70½, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply:

>	To a full withdrawal of your account; or
>	To partial withdrawals due to a default on a contract loan.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Subaccounts

Mortality and Expense Risk Charge

Amount. During the accumulation phase the mortality and expense risk charge is 1.00% annually of your account value invested in the subaccounts, except the ING VP Money Market Portfolio subaccount, for which the mortality and expense risk charge is 0.35% annually. See “The Income Phase - Charges Deducted” for fees deducted during the income phase.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this from any fixed interest option.

Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts.

>	The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
>	The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

PRO.75962-07                                                                               18

Administrative Expense Charge

Maximum Amount. 0.25% . We currently do not impose this fee. We reserve the right, however, to charge up to
0.25% on an annual basis from your account value invested in the funds.

When/How. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts.
We do not expect to make a profit from this fee.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses that may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;
• Service fees that are deducted from fund assets;
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets ; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

PRO.75962-07                                                                              19

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
• Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2006, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity Investments	7.	Evergreen Investments
2.	American Funds	8.	Pax World Funds
3.	Lord Abbett Funds	9.	AIM Investments
4.	Franklin Templeton Investment	10.	MFS Investment Management
5.	Pioneer Investments	11.	Calvert Funds
6.	Oppenheimer Funds	12.	American Century Investments

Some of the fund families listed above may not have paid any amounts in 2006 to the Company or its affiliates in connection with the Company’s registered variable annuity contracts. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

Premium and Other Taxes. Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option.
We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
(See “Taxation.”)

ING GET Fund Guarantee Charge

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is
0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See
“Investment Options - ING GET U.S. Core Portfolio.”

PRO.75962-07                                                                              20

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>	Account dollars directed to the fixed interest options, including interest earnings to date; less
>	Deductions, if any, from the fixed interest options (e.g. withdrawals, fees); plus
>	The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the
“net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charge and administrative expense charge, if any, and any other fees, such as guarantee charges for the ING GET Fund, deducted daily from investments in the separate account.

The net investment rate may be either positive or negative.

PRO.75962-07                                                                                    21

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable
AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: You make an initial contribution of
	Step 1 ||		$5,000.
ING Life Insurance and Annuity Company			Step 2:
A. You direct us to invest $3,000 in Fund A.
	Step 2 ||		The purchase payment purchases 300
accumulation units of Subaccount A ($3,000
Variable Annuity Account C			divided by the current $10 AUV).
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.	B. You direct us to invest $2,000 in Fund B. The
purchase payment purchases 80 accumulation
units of Subaccount B ($2,000 divided by the
current $25 AUV).
|| Step 3	||		Step 3: The separate account then
Fund A	Fund B		purchases shares of the applicable funds at the
then current market value (net asset value or
NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the New York Stock Exchange (normally at 4:00 p.m.
Eastern Time) on that day. The value of subaccounts may vary day to day.

WITHDRAWALS
Taxes, Fees and Deductions Amounts withdrawn may be subject to one or more of the following:		Making a Withdrawal. Subject to the Tax Code withdrawal restrictions described below, you may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. You must:
>	Early Withdrawal Charge (see “Fees-Early Withdrawal Charge”)

> Select the Withdrawal Amount.
>	Redemption Fees (see “Fees-Redemption Fees”)
(1) Full Withdrawal: You will receive, reduced by any required withholding
>	Market Value Adjustment (see Appendix I)	tax, tax penalties, and redemption fees (if applicable), your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus
>	Tax Penalty (see “Taxation”)	or minus any applicable market value adjustment) and to the Fixed
Account, minus any applicable early withdrawal charge.
>	Tax Withholding (see “Taxation”)
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, tax penalties, and
To determine which may apply,
refer to the appropriate sections of
this prospectus, contact your local
representative or call the
Company at the number listed in
“Contract Overview-Questions:
Contacting the Company.”		redemption fees (if applicable), the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed
Accumulation Account.

PRO.75962-07                                                                                           22

>	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options, from each investment option in which you have an account value.
>	Properly complete a disbursement form and submit it to the Opportunity Plus Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Service
Center, or
(2)	On such later date as specified on the disbursement form (as allowed under our administrative procedures).

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Opportunity Plus Service Center.

Withdrawal Restrictions from 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:

(1)	Salary reduction contributions made after December 31, 1988;
(2)	Earnings on those contributions, and;
(3)	Earnings during such period on amounts held as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

Reinvestment Privilege. The contract allows one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your
GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

LOANS

Availability. You may take a loan from your account value during the accumulation phase. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Loans are not available under contracts issued as a Roth 403(b) annuity or from Roth 403(b) accounts. Additional restrictions may apply under the Tax
Code or due to our administrative practices. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the Opportunity Plus Service Center. Read the terms of the loan agreement before submitting any request.

PRO.75962-07                                                                                 23

SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Distribution Option

If available under your plan, a
systematic distribution option
allows you to receive regular
payments from your account
without moving into the income
phase. By remaining in the
accumulation phase, you retain
certain rights and investment
flexibility not available during
the income phase. Because the
account remains in the
accumulation phase, all
accumulation phase charges
continue to apply
Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, call the Opportunity Plus Service
Center at 1-800-677-4636.

The following systematic distribution options may be available:

>	SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.
You may not elect this option if you have an outstanding contract loan.

>	LEO-Life Expectancy Option. This option provides for annual payments for a number of years equal to your life expectancy or the life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. (See “Taxation.”)
>	ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at the later of age 70½ or retirement and pay you that amount once a year.
Availability of Systematic Distribution Options. The Company may offer additional systematic distribution options or discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.
Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.
Taxation. Withdrawals received through these options and revocations of elections may have tax consequences. See “Taxation.”

PRO.75962-07                                                                            24

DEATH BENEFIT
	The contract provides a death benefit in the event of your death, which is	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”
payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company. In the event there is no beneficiary designated on your account, the death benefit will be payable to your estate.
During the Accumulation Phase
Payment Process
1.	Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service
Center, we will mail payment, unless otherwise requested.
Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.
If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax
Code:
>	Lump-sum payment;
>	Payment in accordance with any of the available income phase payment options (see “The Income Phase-Payment Options”); or
>	Payment in accordance with an available systematic distribution option
(subject to certain limitations) (see “Systematic Distribution Options”).
The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.
Effective December 31, 2006, a guaranteed death benefit was made available under the contract, which generally guarantees that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after
December 31, 2006. There is no additional charge for the guaranteed death benefit.
Calculating the Value of the Death Benefit. The death benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation following our receipt of proof of death and a payment request in good order at the
Opportunity Plus Service Center where:
(a) is the adjusted purchase payment total, which is the sum of all purchase payment(s) to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; or
(b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable.

PRO.75962-07                                                                               25

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference in your account. The amount, if any, will be credited to the ING VP Money Market Portfolio and deposited as of the second valuation (the date of the second close of the New York Stock Exchange) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any positive MVA, as of the third valuation (the date of the third close of the New York Stock Exchange) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, as of the second valuation (the date of the second close of the New York Stock Exchange)
following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus
Service Center.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, as of the next valuation (the date of the next close of the New York Stock Exchange)
following our receipt of the distribution request. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted purchase payment total above is initially equal to the first purchase payment. For accounts established before
December 31, 2006, the adjusted purchase payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the New York Stock Exchange (NYSE) on the last business day in
December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal.
The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a) A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal;
and
(b) B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments (see “Taxation” for additional information).

PRO.75962-07                                                                         26

THE INCOME PHASE
We may have used the following
terms in prior prospectuses:

Annuity Phase – Income Phase
Annuity Option – Payment
Option

Annuity Payment – Income
Phase Payment

Annuitization – Initiating
Income Phase Payments

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:
> Payment start date;
> Income phase payment option (see the income phase payment options table in this section);
> Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed, variable or a combination of both fixed and variable payments; and
> Selection of an assumed net investment rate (only if variable payments are elected).
Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed;
however, certain options allow you to withdraw a lump sum.
What Affects Income Phase Payment Amounts? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected and, for variable payments, the assumed net investment rate selected.
Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payment amounts do not vary over time.
Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available investment options. For variable payments, an assumed net investment rate must be selected.
Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5.0% or 3.5%. If you select a 5.0% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5.0% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than 5.0%, after deduction of fees.
If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Opportunity
Plus Service Center (see “Contract Overview-Questions: Contacting the
Company”).

PRO.75962-07                                                                              27

Minimum Payment Amounts. The income phase payment option selected must result in one or both of the following:

>	A first income phase payment of at least $20; or
>	Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge from amounts held in the subaccounts. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. (See “Fees.”)

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the following address:

                                              Customer Service Settlements 5906
                                              ING U.S. Financial Services
                                              P.O. Box 2883
                                              Hartford, CT 06156-8785

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. (See “Taxation.”)

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.75962-07                                                                            28

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Life Income- Guaranteed Payments*	Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with the option of having payments guaranteed for a choice of 5-30 years or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
(a) This option allows a choice of 100%, 66 % or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: Payments end after the deaths of both annuitants.

Life Income - Two Lives - Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months and a maximum of 360 months, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Refund Option - fixed payment only	Length of Payments: For as long as either annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income payments paid.

Life Income - Two Lives-Cash Refund Option - fixed payment only	Length of Payments: For as long as the annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-
sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*	Length of Payments: Payments generally may be fixed or variable and may be made for 3-
30 years. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contractholder, the beneficiary may receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. (See “Fees-Early Withdrawal
Charge.”) Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Service Center.

PRO.75962-07                                                                      29

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3.5% or 5.0%
assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc.
(“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.
Directed Services LLC
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Markets LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Investment Management Services LLC
ING Private Wealth management LLC
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1.0%
to 4.0% . After the first year of the participant account, renewal commissions up to 0.75% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 4.0% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.10% .

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
4.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

PRO.75962-07                                                                           30

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliated during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on fixed insurance product sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75962-07                                                                         31

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.	14)	National Planning Corporation
2)	AIG Financial Advisors Inc.	15)	Jefferson Pilot Securities Corporation
3)	Walnut Street Securities, Inc. ®	16)	Morgan Keegan and Company, Inc.
4)	Lincoln Investment Planning, Inc.	17)	Cadaret, Grant & Co., Inc.
5)	Securities America, Inc.	18)	Tower Square Securities, Inc.
6)	ING Financial Partners, Inc.	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Financial Network Investment Corporation		Services
8)	Linsco/Private Ledger Corp.	20)	Mutual Service Corporation
9)	Valor Insurance Agency, Inc.	21)	Huckin Financial Group, Inc.
10)	Multi-Financial Securities Corporation	22)	Northwestern Mutual Investment Services, LLC
11)	Edward D. Jones & Co., L.P.	23)	Waterstone Financial Group
12)	Wachovia Securities, LLC	24)	Royal Alliance Associates, Inc.
13)	USI Securities, Inc.	25)	NFP Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.
>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75962-07                                                                              32

TAXATION
In this Section

I. Introduction
II. Taxation of Qualified
Contracts
III. Possible Changes in
Taxation

IV. Taxation of the Company
When consulting a tax adviser,
be certain that he or she has
expertise in the Tax Code
sections applicable to your tax
concerns.

I. Introduction

>	This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:
Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

>	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

>	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
>	We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.
For more comprehensive information contact the Internal Revenue Service
(IRS).

Qualified Contracts
The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under the Tax Code.

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 403(b) and Roth 403(b) plans. (We refer to these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that may not be incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

PRO.75962-07                                                                           33

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, such as a 403(b) or Roth 403(b) plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b) contract, as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-
salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of the following funds:

                         American Century® Income & Growth Fund
                         EuroPacific Growth Fund®
                         Evergreen Special Values Fund
                         New Perspective Fund®
                         Oppeneheimer Developing Markets Fund
                         Pax World Balanced Fund
                         The Growth Fund of America®
                         Washington Mutual Investors FundSM

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

PRO.75962-07                                                                                34

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or
$45,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $15,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) or
Roth 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) $5,000; or
(b) The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:
•	part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	a required minimum distribution under Tax Code section 401(a)(9);
•	a hardship withdrawal;
•	otherwise excludable from income; or
•	not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan unless certain exceptions, including one or more of the following, have occurred:
a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;

PRO.75962-07                                                                                   35

e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section
403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:
a) the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b)
account established for you under the same applicable retirement plan as defined in Tax Code section
402A; or
b) if a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated
Roth 403(b) contribution to such previously established account; and
2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans, including 403(b) plans. In addition, the 20%
mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-
year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

PRO.75962-07                                                                        36

Lifetime Required Minimum Distributions (403(b) and Roth 403(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

>	Start date for distributions;
>	The time period in which all amounts in your contract(s) must be distributed; and
>	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December
31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

>	Over your life or the joint lives of you and your designated beneficiary; or
>	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (403(b) and Roth 403(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by
December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.
Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
>	December 31 of the calendar year following the calendar year of your death; or
>	December 31 of the calendar year in which you would have attained age 70½.

PRO.75962-07                                                                                 37

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b) and Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers
403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
>	The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.75962-07                                                                         38

OTHER TOPICS

Opportunity Plus Service Center

We established the Opportunity Plus Service Center to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

                         For all regular mail, please use:

                         Opportunity Plus Service Center
                         ING National Trust
                         P.O. Box 9810
                         Providence, RI 02940-8010

                         For overnight delivery, please use:

                         Opportunity Plus Service Center
                         ING National Trust
                         101 Sabin Street
                         Pawtucket, RI 02860

                         Telephone Number: 1-800-OPP-INFO (1-800-677-4636)

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>	Standardized average annual total returns; and
>	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.
Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges, (if any) ING GET Fund guarantee charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract

PRO.75962-07                                                                            39

holder how to direct us to vote shares attributable to your account. Currently, for group contracts used with section
403(b) and Roth 403(b) plans, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

>	During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
>	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law, including any future changes necessary to maintain the contract, or account as a designated Roth 403(b) annuity contract or account under the Tax Code, regulations,
IRS rulings or requirements. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the New York Stock Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; (c) during any other periods the
SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75962-07                                                                            40

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Opportunity Plus Service Center at the number listed in “Contract
Overview–Questions: Contacting the Company.”

PRO.75962-07                                                                            41

                                               APPENDIX I
                    GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the Opportunity Plus Service
Center at the address or telephone number listed in “Contract Overview-Questions: Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

>	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
>	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

>	Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;
>	Tax Penalties and/or Tax withholding - see “Taxation”; or
>	Early Withdrawal Charge - see “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA).
If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. If you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed
Accumulation Account.

PRO.75962-07                                                                            42

>	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
>	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
>	Short-term-three years or fewer; and
>	Long-term-ten years or less, but greater than three years.
At the end of a guaranteed term, you may:
>	Transfer dollars to a new guaranteed term;
>	Transfer dollars to other available investment options; or
>	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Borrowing Against Amounts held in the Guaranteed Accumulation Account. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed
Accumulation Account when determining the amount of your account value we will distribute as a loan.

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

PRO.75962-07                                                                            43

                                                APPENDIX II
                                           FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. There may be multiple interest rates in effect under the contract at any given time.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. (See “Fees-Early Withdrawal Charge.”)

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts which equal your account value in the Fixed
Account multiplied by the current maximum percentage of the transfer allowed (the “window”) minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1,000 or less.

Income Phase. By notifying the Opportunity Plus Service Center at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from pre-tax account values held in the Fixed Account.

PRO.75962-07                                                                            44

APPENDIX III
FUND DESCRIPTIONS
List of Fund Name Changes
Current Fund Name	Former Fund Name
ING FMRSM Large Cap Growth Portfolio	ING FMRSM Earnings Growth Portfolio
ING Thornburg Value Portfolio	ING MFS Capital Opportunities Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview-Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund	A I M Advisors, Inc.	Seeks growth of capital.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund	A I M Advisors, Inc.	Seeks growth of capital.

American Century® Income & Growth Fund	American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

Calvert Variable Series, Inc. –Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadvisers: New Amsterdam Partners LLC and SsgA Funds Management, Inc.	Seeks to achieve a competitive total return
through an actively managed portfolio of
stocks, bonds and money market instruments
which offer income and capital growth
opportunity and which satisfy the investment
and social criteria.

EuroPacific Growth Fund®	Capital Research and Management Company	Seeks to provide long-term growth of capital by investing in companies based outside the United States.

Evergreen Equity Trust - Evergreen Special Values Fund	Evergreen Investment Management Company, LLC	Seeks to produce growth of capital.

PRO.75962-07                                                                            45

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products – Fidelity® VIP Asset ManagerSM Portfolio	Fidelity Management &
Research Company

Subadvisers:
Fidelity Investments
Money Management,
Inc.; FMR Co., Inc.;
Fidelity Research &
Analysis Company;
Fidelity Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
	Limited	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.
Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio	Fidelity Management &
Research Company

Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
	Limited	Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Equity- Income Portfolio
Fidelity Management &
Research Company

Subadvisers: FMR
Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
achieve a yield which exceeds the composite
yield on the securities comprising the Standard
& Poor’s 500SM Index (S&P 500® ).

PRO.75962-07                                                                            46

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products – Fidelity® VIP High Income Portfolio	Fidelity Management &
Research Company

Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
	Limited	Seeks a high level of current income while also considering growth of capital.
Fidelity® Variable Insurance Products – Fidelity® VIP Index 500 Portfolio	Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC (GeodeSM ); FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® .
Fidelity® Variable Insurance Products – Fidelity® VIP Overseas Portfolio	Fidelity Management & Research Company	Seeks long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC	Seeks long-term total return.
ING Partners, Inc. – ING Baron Small Cap Growth Portfolio	Directed Services LLC Subadviser: BAMCO, Inc. (BAMCO)	Seeks capital appreciation.
ING Investors Trust – ING BlackRock Large Cap Growth Portfolio	Directed Services LLC Subadviser: BlackRock Investment Management, LLC	Seeks long-term growth of capital.
ING Investors Trust – ING FMRSM Large Cap Growth Portfolio* *FMR is a service mark of Fidelity Management & Research Company	Directed Services LLC Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Variable Insurance Trust – ING GET U.S. Core Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co. (ING IM)	Seeks to achieve maximum total return and
minimal exposure of the Series’ assets to a
market value loss by participating, to the extent
possible, in favorable equity market
performance during the guarantee period.

ING Investors Trust – ING Global Resources Portfolio	Directed Services LLC Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

PRO.75962-07                                                                            47

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust – ING JPMorgan Emerging Markets Equity Portfolio	Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING Partners, Inc. – ING JPMorgan International Portfolio	Directed Services LLC Subadviser: J.P. Morgan Asset Management (U.K.) Limited (JPMAM (UK))	Seeks long-term growth of capital.
ING Partners Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	Directed Services LLC Subadviser: ClearBridge Advisors, LLC (ClearBridge)	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Large Cap Growth Portfolio	Directed Services LLC Subadviser: ClearBridge Advisors, LLC (ClearBridge)	Seeks long-term capital appreciation.
ING Investors Trust – ING MFS Total Return Portfolio	Directed Services LLC Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
consistent with the prudent employment of
capital. Secondarily seeks reasonable
opportunity for growth of capital and income.

ING Partners, Inc. – ING Oppenheimer Global Portfolio	Directed Services LLC Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks capital appreciation.
ING Partners, Inc. – ING Oppenheimer Strategic Income Portfolio	Directed Services LLC Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks a high level of current income principally derived from interest on debt securities.
ING Investors Trust – ING PIMCO High Yield Portfolio	Directed Services LLC Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with
preservation of capital and prudent investment
management. The Portfolio’s investment
objective is not fundamental and may be
changed without a shareholder vote.

ING Partners, Inc. – ING PIMCO Total Return Portfolio	Directed Services LLC Subadviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Investors Trust – ING Pioneer Equity Income Portfolio	Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks current income and long-term growth of
capital from a portfolio consisting primarily of
equity securities of U.S. corporations that are
expected to produce income. The Portfolio’s
investment objective is not fundamental and
may be changed without a shareholder vote.
ING Investors Trust – ING Pioneer Mid Cap Value Portfolio	Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

PRO.75962-07                                                                            48

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital appreciation.
ING Partners, Inc. – ING T. Rowe Price Growth Equity Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital growth, and secondarily, increasing dividend income.
ING Partners, Inc. – ING Thornburg Value Portfolio	Directed Services LLC Subadviser: Thornburg Investment Management (Thornburg)	Seeks capital appreciation.
ING Partners, Inc. – ING UBS U.S. Large Cap Equity Portfolio	Directed Services LLC Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Seeks long-term growth of capital and future income.
ING Partners, Inc. – ING Van Kampen Comstock Portfolio	Directed Services LLC Subadviser: Van Kampen	Seeks capital growth and income.
ING Partners, Inc. – ING Van Kampen Equity and Income Portfolio	Directed Services LLC Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Balanced Portfolio, Inc.	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize investment return,
consistent with reasonable safety of principal,
by investing in a diversified portfolio of one or
more of the following asset classes: stocks,
bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, LLC	Seeks long-term capital appreciation.
ING Variable Funds – ING VP Growth and Income Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Portfolios, Inc. – ING VP Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRO.75962-07                                                                            49

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust – ING VP Index Plus International Equity Portfolio	Directed Services LLC Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return
performance of the Morgan Stanley Capital
International Europe Australasia and Far East®
Index (“MSCI EAFE® Index”), while
maintaining a market level of risk. The
Portfolio’s investment objective is not
fundamental and may be changed without a
shareholder vote.
ING Variable Portfolios, Inc. – ING VP Index Plus LargeCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus MidCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus SmallCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING Variable Portfolios, Inc. – ING VP International Equity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital growth primarily
through investment in a diversified portfolio of
common stocks principally traded in countries
outside of the United States. The Portfolio will
not target any given level of current income.
ING VP Money Market Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
through investment in high-quality money
market instruments. There is no guarantee
that the ING VP Money Market Subaccount
will have a positive or level return.
ING Variable Products Trust – ING VP Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified portfolio that seeks total return. This objective is not fundamental and may not be changed without a shareholder vote.
ING Variable Portfolios, Inc. – ING VP Small Company Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.

PRO.75962-07                                                                            50

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Conservative Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return consistent with
preservation of capital. Managed for investors
primarily seeking total return consistent with
capital preservation who generally have an
investment horizon exceeding 5 years and a low
level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Moderate Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and
capital appreciation, both realized and
unrealized). Managed for investors seeking a
balance between income and capital
appreciation who generally have an investment
horizon exceeding 10 years and a moderate
level of risk tolerance.
ING Variable Portfolios, Inc. – ING VP Value Opportunity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.
ING Investors Trust – ING Wells Fargo Small Cap Disciplined Portfolio	Directed Services LLC Subadviser: Wells Capital Management, Inc.	Seeks long-term capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance TrustSM - MFS® Total Return Series	Massachusetts Financial Services Company	Seeks to provide total return.
New Perspective Fund®	Capital Research and Management Company	Seeks to provide long-term growth of capital through investments all over the world, including the United States. Future income is a secondary objective.
Oppenheimer Developing Markets Fund	OppenheimerFunds, Inc.	Aggressively seeks capital appreciation.
Pax World Balanced Fund	Pax World Management Corp.	Seeks income and conservation of principal and secondarily possible long-term growth of capital.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio	Pioneer Investment Management, Inc.	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust – Pioneer Mid Cap Value VCT Portfolio	Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
The Growth Fund of America®	Capital Research and Management Company	Seeks to provide long-term growth of capital through a diversified portfolio of common stocks.
Washington Mutual Investors FundSM	Capital Research and Management Company	Seeks to provide current income and the opportunity for growth of principal consistent with sound common stock investing.

PRO.75962-07                                                                            51

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2006 the “Value at beginning of period” shown is the value at first date of investment.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF
0.35% FOR ING MONEY MARKET PORTFOLIO AND 1.00% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$6.22 $6.54 323,718	$5.77 $6.22 189,954	$5.47 $5.77 214,416	$4.26 $5.47 213,322	$5.693 $4.26 175,779	$7.50 $5.693 134,976	$9.838 $7.50 69,307

AIM V.I. CORE EQUITY FUND (Funds were first received in this option during September 2000) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$6.93 $8.01 404,385	$6.65 $6.93 254,967	$6.16 $6.65 341,503	$5.00 $6.16 378,274	$5.988 $5.00 375,191	$7.842 $5.988 309,796	$9.776 $7.842 380,759

AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during February 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.38 $12.01 493,914	$10.03 $10.38 537,573	$8.99 $10.03 430,969	$7.02 $8.99 270,116	$8.823 $7.02 157,164	$9.317 $8.823 57,413

CALVERT SOCIAL BALANCED PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$30.61 $32.97 486,325	$29.27 $30.61 530,186	$27.31 $29.27 578,904	$23.11 $27.31 618,903	$26.578 $23.11 627,715	$28.864 $26.578 679,480	$30.131 $28.864 708,861	$27.186 $30.131 880,319	$23.675 $27.186 917,567	$19.965 $23.675 929,282
EUROPACIFIC GROWTH FUND® (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$12.09 $14.58 1,126,138	$9.87 $12.09 298,219

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during February 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$19.92 $23.95 2,175,935	$18.22 $19.92 2,031,497	$15.33 $18.22 1,643,534	$11.44 $15.33 1,093,807	$12.433 $11.44 795,240	$11.026 $12.433 300,428

FIDELITY® VIP ASSET MANAGERSM PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$18.77 $19.95 815,717	$18.23 $18.77 903,477	$17.45 $18.23 1,017,631	$14.94 $17.45 1,144,415	$16.538 $14.94 1,128,596	$17.427 $16.538 1,202,498	$18.343 $17.427 1,239,976	$16.719 $18.343 1,511,789	$14.715 $16.719 1,596,943	$12.349 $14.715 1,576,603

CFI 1

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP CONTRAFUND® PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$32.97 $36.46 4,854,925	$28.47 $32.97 4,554,960	$24.91 $28.47 3,987,863	$19.58 $24.91 3,526,154	$21.82 $19.58 3,283,776	$25.13 $21.82 3,132,236	$27.214 $25.13 3,098,835	$22.177 $27.214 3,780,287	$17.276 $22.177 3,333,320	$14.092 $17.276 2,706,862

FIDELITY® VIP EQUITY-INCOME PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$23.77 $28.29 2,330,504	$22.68 $23.77 2,306,989	$20.54 $22.68 2,369,317	$15.92 $20.54 2,209,984	$19.36 $15.92 1,950,075	$20.588 $19.36 1,746,306	$19.201 $20.588 1,521,271	$18.285 $19.201 2,271,494	$16.587 $18.285 2,533,673	$13.11 $16.587 2,139,178

FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$9.19 $10.12 571,769	$9.03 $9.19 484,034	$8.33 $9.03 424,740	$6.61 $8.33 481,946	$6.453 $6.61 283,022	$7.389 $6.453 227,668	$9.638 $7.389 159,263	$9.023 $9.638 194,440	$9.995 $9.023 178,601

FIDELITY® VIP INDEX 500 PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$24.42 $27.98 4,183,212	$23.53 $24.42 4,282,810	$21.49 $23.53 4,392,230	$16.90 $21.49 4,214,321	$21.956 $16.90 3,848,604	$25.246 $21.956 3,861,877	$28.147 $25.246 3,615,259	$23.65 $28.147 4,354,723	$18.662 $23.65 3,947,187	$14.24 $18.662 3,093,080

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$9.82 $11.47 369,267	$8.33 $9.82 303,048	$7.40 $8.33 289,347	$5.21 $7.40 245,549	$6.608 $5.21 349,672	$8.471 $6.608 28,690	$9.535 $8.471 5,930

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$17.59 $20.37 360,740	$16.33 $17.59 298,925	$13.33 $16.33 212,288	$10.95 $13.33 20,815

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.49 $10.22 2,117,829	$9.77 $10.49 2,327,183

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$17.55 $20.02 536,101	$16.51 $17.55 490,493	$13.03 $16.51 391,073	$10.39 $13.03 121,637

ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$9.24 $9.93 2,172

CFI 2

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.39 $15.35 979,897	$10.54 $11.39 821,241

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$24.97 $30.21 1,223,494	$22.92 $24.97 1,326,642	$19.47 $22.92 1,495,568	$15.19 $19.47 1,754,269	$18.733 $15.19 1,878,240	$25.91 $18.733 2,129,254	$32.585 $25.91 2,322,473	$20.829 $32.585 2,807,485	$17.709 $20.829 2,962,631	$17.49 $17.709 3,237,710

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$15.71 $17.16 1,364,568	$14.24 $15.71 1,479,955	$13.11 $14.24 1,787,806	$9.58 $13.11 2,191,575	$14.963 $9.58 2,103,643	$20.22 $14.963 2,375,971	$28.71 $20.22 2,380,370	$19.268 $28.71 3,024,975	$15.046 $19.268 3,101,880	$15.236 $15.046 2,707,904

ING LEGG MASON PARTNERS LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.25 $11.61 222,276	$9.82 $11.25 251,187

ING MFS TOTAL RETURN PORTFOLIO (Funds were first received in this option during May 2006) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
$9.79 $10.78 13,850

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.66 $13.62 9,479,603	$9.71 $11.66 9,918,176

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.15 $10.89 685,845	$10.01 $10.15 644,905

CFI 3

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING PIMCO HIGH YIELD PORTFOLIO (Funds were first received in this option during May 2006) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
$9.94 $10.58 18,758

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.58 $10.89 600,663	$10.47 $10.58 663,553	$10.13 $10.47 542,483	$10.05 $10.13 189,541

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$9.51 $10.54 7,611

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$29.48 $34.10 1,062,400	$29.32 $29.48 1,226,375	$26.23 $29.32 1,485,047	$20.69 $26.23 1,836,502	$29.926 $20.69 1,909,558	$40.196 $29.926 2,239,840	$43.112 $40.196 2,301,513	$29.339 $43.112 2,448,587	$23.44 $29.339 2,244,308	$23.106 $23.44 2,018,219

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.19 $12.09 4,225,986	$9.55 $11.19 4,553,354

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$25.03 $28.07 1,417,850	$23.81 $25.03 1,611,950	$21.86 $23.81 1,771,556	$16.86 $21.86 1,670,473	$22.204 $16.86 1,456,936	$24.994 $22.204 1,470,698	$25.283 $24.994 1,359,111	$20.929 $25.283 1,549,310	$16.608 $20.929 1,564,888	$16.276 $16.608 1,317,058

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$16.29 $18.47 754,938	$15.04 $16.29 788,992	$13.24 $15.04 811,334	$10.70 $13.24 858,894	$14.393 $10.70 866,515	$18.387 $14.393 955,110	$17.796 $18.387 999,127	$14.528 $17.796 194,296	$11.96 $14.528 1,379,653	$12.195 $11.96 232,418

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$14.77 $16.94 1,075,448	$14.42 $14.77 1,142,127	$12.47 $14.42 777,786	$10.15 $12.47 302,672

CFI 4

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.73 $11.97 1,816,696	$9.83 $10.73 1,132,003

ING VP BALANCED PORTFOLIO, INC. Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$34.85 $37.95 992,419	$33.76 $34.85 1,083,124	$31.17 $33.76 1,212,176	$26.48 $31.17 1,296,685	$29.827 $26.48 1,335,579	$31.47 $29.827 1,490,555	$32.002 $31.47 1,630,256	$28.524 $32.002 2,155,445	$24.70 $28.524 2,294,877	$20.419 $24.70 2,160,305

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$3.94 $4.19 914,446	$3.56 $3.94 1,082,710	$3.64 $3.56 864,758	$2.53 $3.64 915,253	$4.352 $2.53 428,288	$5.71 $4.352 342,338	$9.391 $5.71 138,503

ING VP GROWTH AND INCOME PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$215.73 $243.92 618,831	$201.50 $215.73 675,776	$187.76 $201.50 784,200	$150.43 $187.76 907,962	$202.587 $150.43 985,007	$250.928 $202.587 1,137,553	$284.994 $250.928 1,257,857	$245.765 $284.994 1,555,542	$217.359 $245.765 1,747,097

ING VP GROWTH PORTFOLIO (Funds were first received in this option during September 2000) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$5.81 $5.91 224,525	$5.37 $5.81 224,789	$5.06 $5.37 241,500	$3.92 $5.06 222,350	$5.57 $3.92 147,672	$7.718 $5.57 108,472	$9.343 $7.718 87,757

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$10.44 $11.10 61,162

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$19.55 $22.18 2,024,733	$18.74 $19.55 2,140,821	$17.12 $18.74 2,392,049	$13.71 $17.12 2,418,495	$17.645 $13.71 2,268,115	$20.645 $17.645 2,246,477	$23.044 $20.645 2,198,550	$18.772 $23.044 2,748,955	$14.444 $18.772 1,302,825	$14.493 $14.444 17,771

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$21.76 $23.58 1,947,854	$19.78 $21.76 1,856,102	$17.13 $19.78 1,675,767	$13.07 $17.13 1,232,142	$15.014 $13.07 916,636	$15.377 $15.014 517,509	$12.967 $15.377 344,475	$11.338 $12.967 73,984	$9.928 $11.338 35,201

CFI 5

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$16.44 $18.53 1,363,094	$15.43 $16.44 1,316,513	$12.77 $15.43 1,155,531	$9.47 $12.77 810,650	$11.025 $9.47 562,448	$10.881 $11.025 292,147	$10.019 $10.881 185,350	$9.157 $10.019 118,433	$10.193 $9.157 81,388

ING VP INTERMEDIATE BOND PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$75.03 $77.30 685,422	$73.47 $75.03 673,418	$70.76 $73.47 623,553	$67.24 $70.76 672,361	$62.692 $67.24 774,013	$58.266 $62.692 697,898	$53.738 $58.266 603,259	$54.819 $53.738 867,416	$51.33 $54.819 994,987	$47.992 $51.33 959,336

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$7.77 $9.49 164,313	$6.71 $7.77 106,520	$5.79 $6.71 54,102	$4.43 $5.79 27,705	$6.096 $4.43 9,052	$8.094 $6.096 5,361	$9.61 $8.094 2,641

ING VP MONEY MARKET PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$51.39 $53.71 2,061,958	$50.07 $51.39 367,555	$49.72 $50.07 384,115	$49.45 $49.72 456,502	$48.828 $49.45 804,354	$47.123 $48.828 764,353	$44.501 $47.123 685,272	$42.883 $44.501 845,679	$41.174 $42.883 564,537	$39.528 $41.174 455,502

ING VP NATURAL RESOURCES TRUST Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$24.79 $29.87 357,258	$17.52 $24.79 395,735	$15.71 $17.52 274,150	$12.16 $15.71 239,847	$12.543 $12.16 255,162	$15.08 $12.543 261,255	$12.882 $15.08 269,501	$11.433 $12.882 437,491	$14.403 $11.433 534,962	$13.611 $14.403 650,486

ING VP REAL ESTATE PORTFOLIO (Funds were first received in this option during May 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$15.49 $20.88 570,376	$13.91 $15.49 305,485	$10.33 $13.91 135,858

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$12.03 $13.92 450,154	$11.02 $12.03 435,923	$9.73 $11.02 519,294	$7.15 $9.73 585,454	$9.41 $7.15 541,321	$9.145 $9.41 361,370	$10.292 $9.145 136,234

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$17.67 $18.96 97,184	$17.19 $17.67 105,629	$16.08 $17.19 103,950	$14.29 $16.08 49,925	$15.088 $14.29 53,498	$15.62 $15.088 51,196	$15.07 $15.62 44,930	$14.248 $15.07 46,462	$13.491 $14.248 95,526	$12.296 $13.491 2,279

CFI 6

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$18.90 $21.18 136,097	$17.98 $18.90 104,165	$16.21 $17.98 89,601	$13.17 $16.21 54,494	$15.425 $13.17 37,872	$17.624 $15.425 33,425	$17.94 $17.624 28,874	$15.886 $17.94 33,852	$15.422 $15.886 21,430	$13.291 $15.422 380

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$18.02 $19.84 129,552	$17.39 $18.02 115,515	$15.93 $17.39 95,249	$13.47 $15.93 49,780	$15.04 $13.47 34,761	$16.343 $15.04 43,445	$16.458 $16.343 36,196	$15.12 $16.458 30,738	$14.456 $15.12 31,468	$12.577 $14.456 873

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$14.53 $16.70 578,588	$13.72 $14.53 611,768	$12.58 $13.72 817,817	$10.20 $12.58 921,089	$13.911 $10.20 941,931	$15.556 $13.911 698,722	$14.274 $15.556 227,331	$12.088 $14.274 74,768	$11.472 $12.088 33,957

ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$10.10 $10.42 39,943

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$16.80 $18.67 961,268	$15.68 $16.80 886,813	$12.77 $15.68 500,249	$10.11 $12.77 92,123

MFS® TOTAL RETURN SERIES (Funds were first received in this option during May 1998) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$14.80 $16.40 2,475,155	$14.54 $14.80 2,858,116	$13.19 $14.54 2,358,001	$11.45 $13.19 1,730,462	$12.20 $11.45 1,234,811	$12.30 $12.20 694,079	$10.72 $12.30 167,946	$10.531 $10.72 63,822	$10.182 $10.531 36,633

NEW PERSPECTIVE FUND® (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.44 $13.57 138,930	$10.02 $11.44 29,909

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$26.84 $33.26 1,173,367	$19.19 $26.84 1,122,704	$14.57 $19.19 757,938	$8.91 $14.57 428,805	$9.145 $8.91 145,247	$10.467 $9.145 24,356

CFI 7

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
PAX WORLD BALANCED FUND (Funds were first received in this option during February 2001) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.17 $12.24 790,821	$10.70 $11.17 712,293	$9.54 $10.70 518,200	$8.21 $9.54 353,096	$9.102 $8.21 188,163	$9.85 $9.102 253,700

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$14.64 $17.75 1,068,757	$13.99 $14.64 596,607	$12.14 $13.99 159,521	$10.02 $12.14 12,743

PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$17.38 $19.37 407,217	$16.27 $17.38 356,627	$13.46 $16.27 239,677	$10.16 $13.46 21,362

THE GROWTH FUND OF AMERICA® (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.74 $12.90 1,088,939	$9.96 $11.74 510,995

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.60 $12.38 521,512	$10.09 $10.60 271,058

CFI 8

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account C Opportunity Plus group deferred variable annuity prospectus dated April 30, 2007 as well as all current prospectuses pertaining to the variable investment options available under the contracts.
______Please send an Account C Statement of Additional Information (Form No. SAI.75962-07) dated
April 30, 2007.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75962-07

PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
Statement of Additional Information dated April 30, 2007
For
OPPORTUNITY PLUS
Multiple Option Group Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “Separate Account”) dated April 30, 2007 relating to the Opportunity Plus Multiple Option Group Variable Annuity Contracts issued by Variable
Annuity Account C (the “Separate Account”) and ILIAC (the “Company”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

For regular mail, please use: Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use: Opportunity Plus Service Center ING National Trust 101 Sabin Street Pawtucket, RI 02860

1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of
Additional Information have the same meaning as in the prospectus.

                            GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which the Company’s invest management affiliates manage or oversee the management of $19 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2006. The Company is an
indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the
Company is a registered investment adviser under the Investment Advisers Act of 1940.

The Company has established the Opportunity Plus Service Center to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

For regular mail, please use: Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use: Opportunity Plus Service Center ING National Trust 101 Sabin Street Pawtucket, RI 02860

Telephone number: 1-800-677-4636

Other than the mortality and expense risk charge, administrative expense charge and ING GET Fund guarantee charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

                                                                                              2

                                         VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts.
Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
American Century® Income & Growth Fund (Advisor Class)(1)
Calvert Social Balanced Portfolio
EuroPacific Growth Fund® (Class R-4)(1)
Evergreen Special Values Fund (Class A)*(1)
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP High Income Portfolio (Initial Class)
Fidelity® VIP Index 500 Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Baron Small Cap Growth Portfolio (S Class)
ING BlackRock Large Cap Growth Portfolio ( Class I)
ING FMRSM Large Cap Growth Portfolio (Class I) (**) (2)
ING GET U.S. Core Portfolio (3)
ING Global Resources Portfolio (Class S)(4)
ING JPMorgan Emerging Markets Equity Portfolio (Class I)
ING JPMorgan International Portfolio (I Class)
ING Legg Mason Partners Aggressive Growth Portfolio
  (I Class)
ING Legg Mason Partners Large Cap Growth Portfolio
  (I Class)
ING MFS Total Return Portfolio (Class I)
ING Oppenheimer Global Portfolio (I Class)
ING Oppenheimer Strategic Income Portfolio (I Class)
ING PIMCO High Yield Portfolio (Class I)
ING PIMCO Total Return Portfolio (S Class)
ING Pioneer Equity Income Portfolio (Class I)(5)
ING Pioneer Mid Cap Value Portfolio (Class I)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
(I Class)	ING T. Rowe Price Growth Equity Portfolio (I Class)
ING Thornburg Value Portfolio (I Class)(2)
ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING Van Kampen Comstock Portfolio (S Class)
ING Van Kampen Equity and Income Portfolio (I Class)
ING VP Balanced Portfolio, Inc.(Class I)
ING VP Global Science and Technology Portfolio (Class I)
ING VP Growth and Income Portfolio (Class I)
ING VP Growth Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class S)
ING VP Index Plus LargeCap Portfolio (Class I)
ING VP Index Plus MidCap Portfolio (Class I)
ING VP Index Plus SmallCap Portfolio (Class I)
ING VP Intermediate Bond Portfolio (Class I)
ING VP International Equity Portfolio (Class I)
ING VP Money Market Portfolio (Class I)
ING VP Real Estate Portfolio (Class I)
ING VP Small Company Portfolio (Class I)
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)
ING VP Value Opportunity Portfolio (Class I)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
Lord Abbett Series Fund - Mid-Cap Value Portfolio
         (Class VC)
MFS® Total Return Series (Initial Class)
New Perspective Fund® (Class R-4)(1)
Oppenheimer Developing Markets Fund (Class A)(1) (6)
Pax World Balanced Fund (Individual Investor Class)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)
The Growth Fund of America® (Class R-4)(1)
Washington Mutual Investors FundSM (Class R-4)(1)

*	This fund is closed to new plans.
**	FMRSM is a service mark of Fidelity Management & Research Company
(1)	This fund is available to the general public. See “Additional Risks of Investing in the Funds” in the Contract Prospectus.
(2)	This fund has changed its name to the name listed above. See “Appendix III – Fund Descriptions,” in the Contract
Prospectus for a list of former and current fund names.
(3)	The ING GET U.S. Core Portfolio is not currently available for investment.
(4)	Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).
(5)	This fund is scheduled to be available on May 11, 2007.
(6)	This fund is only available to those plans that were offering the fund prior to March 6, 2006.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                                                                                                       3

                      OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of
Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract - Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2006, 2005 and 2004 amounted to approximately $43,390,180.16, $36,978,063.93 and
$33,938,738.36 respectively. These amounts reflect approximate compensation paid to ING Financial
Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company.

                                INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5.0%
per annum). Selection of a 5.0% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis. Payments would decline if the rate failed to increase by 5.0% . Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

                                                                                 4

                                                                     EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5.0% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

                             SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

                                                                                5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

                                                                                               6

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2006
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	Fidelity® Variable Insurance Products II:
AIM Mid Cap Core Equity Fund - Class A	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
AIM Small Cap Growth Fund - Class A	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM Investment Funds:	Fidelity® VIP Index 500 Portfolio - Initial Class
AIM Global Health Care Fund - Investor Class	Fidelity® Variable Insurance Products III:
AIM Variable Insurance Funds:	Fidelity® VIP Mid Cap Portfolio - Initial Class
AIM V.I. Capital Appreciation Fund - Series I Shares	Franklin Mutual Series Fund, Inc.:
AIM V.I. Core Equity Fund - Series I Shares	Mutual Discovery Fund - Class R
AIM V.I. Growth Fund - Series I Shares	Franklin Strategic Series:
AIM V.I. Premier Equity Fund - Series I Shares	Franklin Small-Mid Cap Growth Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:	Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Franklin Small Cap Value Securities Fund - Class 2
AllianceBernstein Variable Products Series Fund, Inc.:	ING Equity Trust:
AllianceBernstein Growth and Income Portfolio - Class A	ING Financial Services Fund - Class A
Allianz Funds:	ING Real Estate Fund - Class A
Allianz NFJ Small-Cap Value - Class A	ING Funds Trust:
American Balanced Fund®, Inc.:	ING GNMA Income Fund - Class A
American Balanced Fund® - Class R-3	ING Intermediate Bond Fund - Class A
American Century Quantitative Equity Funds, Inc.:	ING GET Fund:
American Century Income & Growth Fund - Advisor Class	ING GET Fund - Series L
Ariel Investment Trust:	ING GET Fund - Series Q
Ariel Appreciation Fund	ING GET Fund - Series S
Ariel Fund	ING Investors Trust:
Baron Investment Funds Trust:	ING AllianceBernstein Mid Cap Growth Portfolio - Service
Baron Asset Fund	Class
Baron Growth Fund	ING BlackRock Large Cap Growth Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Evergreen Health Sciences Portfolio - Service Class
Calvert Social Balanced Portfolio	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Capital One Funds:	ING FMRSM Large Cap Growth Portfolio - Institutional Class
Capital One Mid Cap Equity Fund - Class A	ING JPMorgan Emerging Markets Equity
DWS Institutional Funds:	Portfolio - Adviser Class
DWS Equity 500 Index Fund - Class S	ING JPMorgan Emerging Markets Equity
EuroPacific Growth Fund®:	Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-3	ING JPMorgan Emerging Markets Equity
EuroPacific Growth Fund® - Class R-4	Portfolio - Service Class
Evergreen Equity Trust:	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Evergreen Special Values Fund - Class A	ING JPMorgan Value Opportunities
Fidelity® Advisor Series I:	Portfolio - Institutional Class
Fidelity® Advisor Mid Cap Fund - Class T	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Julius Baer Foreign Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Legg Mason Partners All Cap Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Legg Mason Value Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Marsico International Opportunities	ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	Portfolio - Initial Class
ING MFS Total Return Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth
ING MFS Total Return Portfolio - Institutional Class	Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth
ING MFS Utilities Portfolio - Service Class	Portfolio - Adviser Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Legg Mason Partners Large Cap Growth
ING PIMCO High Yield Portfolio - Institutional Class	Portfolio - Initial Class
ING PIMCO High Yield Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Neuberger Berman Regency Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service	ING Oppenheimer Strategic Income Portfolio - Adviser Class
Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING PIMCO Total Return Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class	ING Solution 2025 Portfolio - Adviser Class
ING Van Kampen Real Estate Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class
ING Mutual Funds:	ING Solution 2045 Portfolio - Service Class
ING International Fund - Class Q	ING Solution Income Portfolio - Adviser Class
ING International SmallCap Fund - Class A	ING Solution Income Portfolio - Service Class
ING Partners, Inc.:	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Large Company Value	Portfolio - Adviser Class
Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Large Company Value	Portfolio - Initial Class
Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Select Portfolio - Initial Class	Portfolio - Service Class
ING American Century Select Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Templeton Foreign Equity Portfolio - Service Class
Portfolio - Service Class	ING Thornburg Value Portfolio - Adviser Class
ING Baron Asset Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class	ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Adviser Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Fundamental Research Portfolio - Adviser Class	ING Van Kampen Equity and Income Portfolio - Adviser Class
ING Fundamental Research Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class
ING Goldman Sachs® Structured Equity	ING Strategic Allocation Portfolios, Inc.:
Portfolio - Adviser Class	ING VP Strategic Allocation Conservative Portfolio - Class I
ING JPMorgan International Portfolio - Adviser Class	ING VP Strategic Allocation Growth Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING VP Strategic Allocation Moderate Portfolio - Class I
ING JPMorgan International Portfolio - Service Class	ING Variable Funds:
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING VP Growth and Income Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class

ING Variable Insurance Trust:	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 1	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 2	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 3	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 5	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 6	Lord Abbett Series Fund - Growth and Income
ING GET U.S. Core Portfolio - Series 7	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 9	Massachusetts Investors Growth Stock Fund:
ING GET U.S. Core Portfolio - Series 10	Massachusetts Investors Growth Stock Fund - Class A
ING GET U.S. Core Portfolio - Series 11	MFS® Variable Insurance TrustSM:
ING Variable Portfolios, Inc.:	MFS® Total Return Series - Initial Class
ING VP Global Science and Technology Portfolio - Class I	Moderate Allocation Portfolio:
ING VP Growth Portfolio - Class I	Moderate Allocation Portfolio
ING VP Index Plus LargeCap Portfolio - Class I	Neuberger Berman Equity Funds®:
ING VP Index Plus LargeCap Portfolio - Class S	Neuberger Berman Socially Responsive Fund® - Trust Class
ING VP Index Plus MidCap Portfolio - Class I	New Perspective Fund®, Inc.:
ING VP Index Plus MidCap Portfolio - Class S	New Perspective Fund®, Inc. - Class R-3
ING VP Index Plus SmallCap Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP Index Plus SmallCap Portfolio - Class S	Oppenheimer Capital Appreciation Fund:
ING VP International Equity Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING VP International Equity Portfolio - Class S	Oppenheimer Developing Markets Fund:
ING VP Small Company Portfolio - Class I	Oppenheimer Developing Markets Fund - Class A
ING VP Small Company Portfolio - Class S	Oppenheimer Global Fund:
ING VP Value Opportunity Portfolio - Class I	Oppenheimer Global Fund - Class A
ING Variable Products Trust:	Oppenheimer Main Street Funds®, Inc.:
ING VP Financial Services Portfolio - Class I	Oppenheimer Main Street Fund® - Class A
ING VP International Value Portfolio - Class I	Oppenheimer Variable Account Funds:
ING VP International Value Portfolio - Class S	Oppenheimer Aggressive Growth Fund/VA
ING VP MidCap Opportunities Portfolio - Class I	Oppenheimer Global Securities/VA
ING VP MidCap Opportunities Portfolio - Class S	Oppenheimer Main Street Fund®/VA
ING VP Real Estate Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING VP SmallCap Opportunities Portfolio - Class I	Oppenheimer Strategic Bond Fund/VA
ING VP SmallCap Opportunities Portfolio - Class S	Pax World Balanced Fund, Inc.:
ING VP Balanced Portfolio, Inc.:	Pax World Balanced Fund, Inc.
ING VP Balanced Portfolio - Class I	PIMCO Variable Insurance Trust:
ING VP Intermediate Bond Portfolio:	PIMCO Real Return Portfolio - Administrative Class
ING VP Intermediate Bond Portfolio - Class I	Pioneer Fund:
ING VP Intermediate Bond Portfolio - Class S	Pioneer Fund - Class A
ING VP Money Market Portfolio:	Pioneer High Yield Fund:
ING VP Money Market Portfolio - Class I	Pioneer High Yield Fund - Class A
ING VP Natural Resources Trust:	Pioneer Variable Contracts Trust:
ING VP Natural Resources Trust	Pioneer Equity Income VCT Portfolio - Class I
Janus Adviser Series:	Pioneer Fund VCT Portfolio - Class I
Janus Adviser Balanced Fund - Class S	Pioneer High Yield VCT Portfolio - Class I
Janus Aspen Series:	Pioneer Mid Cap Value VCT Portfolio - Class I
Janus Aspen Series Balanced Portfolio - Institutional Shares	T. Rowe Price Mid-Cap Value Fund, Inc.:
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	T. Rowe Price Mid-Cap Value Fund - R Class
Janus Aspen Series Large Cap Growth	T. Rowe Price Value Fund, Inc.:
Portfolio - Institutional Shares	T. Rowe Price Value Fund - Advisor Class
Janus Aspen Series Mid Cap Growth	Templeton Funds, Inc.:
Portfolio - Institutional Shares	Templeton Foreign Fund - Class A
Janus Aspen Series Worldwide Growth	Templeton Growth Fund, Inc.:
Portfolio - Institutional Shares	Templeton Growth Fund, Inc. - Class A
Legg Mason Value Trust, Inc.:	Templeton Income Trust:
Legg Mason Value Trust, Inc. - Primary Class	Templeton Global Bond Fund - Class A
LKCM Funds:	The Growth Fund of America®, Inc.:
LKCM Aquinas Growth Fund	The Growth Fund of America® - Class R-3
Lord Abbett Affiliated Fund, Inc.:	The Growth Fund of America® - Class R-4
Lord Abbett Affiliated Fund - Class A

The Income Fund of America®, Inc.:	Wanger Advisors Trust:
The Income Fund of America® - Class R-3	Wanger Select
UBS Funds:	Wanger U.S. Smaller Companies
UBS U.S. Small Cap Growth Fund - Class A	Washington Mutual Investors FundSM, Inc.:
Vanguard® Variable Insurance Fund:	Washington Mutual Investors FundSM, Inc. - Class R-3
Diversified Value Portfolio	Washington Mutual Investors FundSM, Inc. - Class R-4
Equity Income Portfolio	Wells Fargo Funds Trust:
Small Company Growth Portfolio	Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 23, 2007

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares

Assets
Investments in mutual funds
at fair value	$ 234	$ 17	$ 114	$ 32,998	$ 49,722
Total assets	234	17	114	32,998	49,722

Liabilities
Payable to related parties	-	-	-	2	3
Total liabilities	-	-	-	2	3
Net assets	$ 234	$ 17	$ 114	$ 32,996	$ 49,719

Net assets
Accumulation units	$ 234	$ 17	$ 114	$ 32,931	$ 49,702
Contracts in payout (annuitization)	-	-	-	65	17
Total net assets	$ 234	$ 17	$ 114	$ 32,996	$ 49,719

Total number of mutual fund shares	8,989	595	3,996	1,258,518	1,826,661

Cost of mutual fund shares	$ 258	$ 17	$ 122	$ 29,274	$ 41,142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

American
				American	Century
	AllianceBernstein	AllianceBernstein	Allianz NFJ	Balanced	Income &
	Growth and Income	Growth and Income	Small-Cap	Fund® - Class	Growth Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Value - Class A	R-3	Advisor Class

Assets
Investments in mutual funds
at fair value	$ 65	$ 557	$ 477	$ 5,014	$ 5,990
Total assets	65	557	477	5,014	5,990

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 65	$ 557	$ 477	$ 5,014	$ 5,990

Net assets
Accumulation units	$ 65	$ 557	$ 477	$ 5,014	$ 5,990
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 65	$ 557	$ 477	$ 5,014	$ 5,990

Total number of mutual fund shares	14,739	20,493	15,277	264,463	180,041

Cost of mutual fund shares	$ 58	$ 506	$ 461	$ 4,754	$ 5,416

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Ariel				Calvert Social
	Appreciation		Baron Asset	Baron Growth	Balanced
	Fund	Ariel Fund	Fund	Fund	Portfolio

Assets
Investments in mutual funds
at fair value	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,401
Total assets	629	660	1,029	1,434	65,401

Liabilities
Payable to related parties	-	-	-	-	4
Total liabilities	-	-	-	-	4
Net assets	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,397

Net assets
Accumulation units	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,282
Contracts in payout (annuitization)	-	-	-	-	115
Total net assets	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,397

Total number of mutual fund shares	13,022	12,731	17,214	28,745	32,217,096

Cost of mutual fund shares	$ 607	$ 667	$ 985	$ 1,330	$ 61,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Capital One
	Mid Cap	DWS Equity	EuroPacific	EuroPacific	Evergreen
	Equity Fund -	500 Index Fund	Growth Fund®	Growth Fund®	Special Values
	Class A	- Class S	- Class R-3	- Class R-4	Fund - Class A

Assets
Investments in mutual funds
at fair value	$ 96	$ 167	$ 3,767	$ 141,238	$ 105,940
Total assets	96	167	3,767	141,238	105,940

Liabilities
Payable to related parties	-	-	-	8	6
Total liabilities	-	-	-	8	6
Net assets	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934

Net assets
Accumulation units	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934

Total number of mutual fund shares	5,625	1,052	82,066	3,071,724	3,870,663

Cost of mutual fund shares	$ 99	$ 150	$ 3,434	$ 125,631	$ 102,981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Fidelity®	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Advisor Mid	Equity-Income	Growth	High Income	Overseas
	Cap Fund -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class T	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 694	$ 455,757	$ 295,839	$ 7,752	$ 51,713
Total assets	694	455,757	295,839	7,752	51,713

Liabilities
Payable to related parties	-	26	17	-	3
Total liabilities	-	26	17	-	3
Net assets	$ 694	$ 455,731	$ 295,822	$ 7,752	$ 51,710

Net assets
Accumulation units	$ 694	$ 450,867	$ 295,589	$ 7,665	$ 51,710
Contracts in payout (annuitization)	-	4,864	233	87	-
Total net assets	$ 694	$ 455,731	$ 295,822	$ 7,752	$ 51,710

Total number of mutual fund shares	27,859	17,395,319	8,247,526	1,220,758	2,157,397

Cost of mutual fund shares	$ 662	$ 399,254	$ 316,563	$ 7,895	$ 39,322

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING American	ING American
	ING	Century Large	Century Large	ING American	ING American
	International	Company	Company	Century Select	Century Select
	SmallCap Fund	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Class A	- Adviser Class	- Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 837	$ 9	$ 5,290	$ 131,565	$ -
Total assets	837	9	5,290	131,565	-

Liabilities
Payable to related parties	-	-	-	8	-
Total liabilities	-	-	-	8	-
Net assets	$ 837	$ 9	$ 5,290	$ 131,557	$ -

Net assets
Accumulation units	$ 837	$ 9	$ 5,266	$ 131,278	$ -
Contracts in payout (annuitization)	-	-	24	279	-
Total net assets	$ 837	$ 9	$ 5,290	$ 131,557	$ -

Total number of mutual fund shares	16,273	549	329,598	14,363,034	14

Cost of mutual fund shares	$ 691	$ 8	$ 4,584	$ 125,967	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason	Mason	Mason
			Partners	Partners	Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 91	$ 32,580	$ 17	$ 203,819	$ 82
Total assets	91	32,580	17	203,819	82

Liabilities
Payable to related parties	-	2	-	12	-
Total liabilities	-	2	-	12	-
Net assets	$ 91	$ 32,578	$ 17	$ 203,807	$ 82

Net assets
Accumulation units	$ 91	$ 31,593	$ 17	$ 203,615	$ 82
Contracts in payout (annuitization)	-	985	-	192	-
Total net assets	$ 91	$ 32,578	$ 17	$ 203,807	$ 82

Total number of mutual fund shares	5,694	2,014,868	356	4,151,090	1,693

Cost of mutual fund shares	$ 87	$ 28,621	$ 16	$ 208,786	$ 73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Legg	ING Legg
	Mason	Mason	ING Neuberger	ING Neuberger
	Partners Large	Partners Large	Berman	Berman	ING OpCap
	Cap Growth	Cap Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 33	$ 3,850	$ 232	$ 1	$ 13,498
Total assets	33	3,850	232	1	13,498

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 33	$ 3,850	$ 232	$ 1	$ 13,497

Net assets
Accumulation units	$ 33	$ 3,850	$ 232	$ 1	$ 13,176
Contracts in payout (annuitization)	-	-	-	-	321
Total net assets	$ 33	$ 3,850	$ 232	$ 1	$ 13,497

Total number of mutual fund shares	2,821	322,449	21,278	138	898,098

Cost of mutual fund shares	$ 32	$ 3,626	$ 232	$ 1	$ 11,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Growth	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 24	$ 151	$ 100,247	$ 21	$ 378,578
Total assets	24	151	100,247	21	378,578

Liabilities
Payable to related parties	-	-	6	-	21
Total liabilities	-	-	6	-	21
Net assets	$ 24	$ 151	$ 100,241	$ 21	$ 378,557

Net assets
Accumulation units	$ 24	$ 151	$ 98,305	$ 21	$ 376,807
Contracts in payout (annuitization)	-	-	1,936	-	1,750
Total net assets	$ 24	$ 151	$ 100,241	$ 21	$ 378,557

Total number of mutual fund shares	2,493	11,431	7,537,365	567	9,840,871

Cost of mutual fund shares	$ 24	$ 146	$ 88,227	$ 21	$ 328,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 37,596	$ 67,841	$ 539,483	$ 7	$ 421,751
Total assets	37,596	67,841	539,483	7	421,751

Liabilities
Payable to related parties	2	4	31	-	23
Total liabilities	2	4	31	-	23
Net assets	$ 37,594	$ 67,837	$ 539,452	$ 7	$ 421,728

Net assets
Accumulation units	$ 37,594	$ 67,563	$ 534,224	$ 7	$ 420,287
Contracts in payout (annuitization)	-	274	5,228	-	1,441
Total net assets	$ 37,594	$ 67,837	$ 539,452	$ 7	$ 421,728

Total number of mutual fund shares	8,208,822	6,370,019	30,862,881	408	22,326,679

Cost of mutual fund shares	$ 31,868	$ 64,378	$ 456,021	$ 7	$ 348,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING VP	ING VP
	ING VP Index	ING VP Index	ING VP Index	International	International
	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S

Assets
Investments in mutual funds
at fair value	$ 43	$ 189,887	$ 52	$ 22,627	$ 18
Total assets	43	189,887	52	22,627	18

Liabilities
Payable to related parties	-	10	-	1	-
Total liabilities	-	10	-	1	-
Net assets	$ 43	$ 189,877	$ 52	$ 22,626	$ 18

Net assets
Accumulation units	$ 43	$ 188,566	$ 52	$ 21,478	$ 18
Contracts in payout (annuitization)	-	1,311	-	1,148	-
Total net assets	$ 43	$ 189,877	$ 52	$ 22,626	$ 18

Total number of mutual fund shares	2,305	10,555,114	2,923	1,841,069	1,486

Cost of mutual fund shares	$ 42	$ 149,715	$ 51	$ 17,747	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Janus Aspen	Series Large
	ING VP		Series Balanced	Series Flexible	Cap Growth
	Natural	Janus Adviser	Portfolio -	Bond Portfolio	Portfolio -
	Resources	Balanced Fund	Institutional	- Institutional	Institutional
	Trust	- Class S	Shares	Shares	Shares

Assets
Investments in mutual funds
at fair value	$ 72,985	$ 1	$ 394	$ 114	$ 148
Total assets	72,985	1	394	114	148

Liabilities
Payable to related parties	4	-	-	-	-
Total liabilities	4	-	-	-	-
Net assets	$ 72,981	$ 1	$ 394	$ 114	$ 148

Net assets
Accumulation units	$ 72,981	$ 1	$ 394	$ 114	$ 148
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 72,981	$ 1	$ 394	$ 114	$ 148

Total number of mutual fund shares	2,717,245	23	14,132	10,172	6,409

Cost of mutual fund shares	$ 65,279	$ 1	$ 355	$ 118	$ 127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Pax World
	Global	Main Street	Small Cap	Strategic Bond	Balanced Fund,
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Inc.

Assets
Investments in mutual funds
at fair value	$ 765	$ 123	$ 4,722	$ 128	$ 50,100
Total assets	765	123	4,722	128	50,100

Liabilities
Payable to related parties	-	-	-	-	3
Total liabilities	-	-	-	-	3
Net assets	$ 765	$ 123	$ 4,722	$ 128	$ 50,097

Net assets
Accumulation units	$ 765	$ -	$ 4,722	$ 128	$ 50,097
Contracts in payout (annuitization)	-	123	-	-	-
Total net assets	$ 765	$ 123	$ 4,722	$ 128	$ 50,097

Total number of mutual fund shares	20,802	4,958	246,589	24,410	2,042,385

Cost of mutual fund shares	$ 656	$ 106	$ 4,502	$ 122	$ 47,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	PIMCO Real
	Return			Pioneer Equity
	Portfolio -		Pioneer High	Income VCT	Pioneer Fund
	Administrative	Pioneer Fund -	Yield Fund -	Portfolio -	VCT Portfolio -
	Class	Class A	Class A	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 25,437	$ 46	$ 1,880	$ 119,314	$ 9,713
Total assets	25,437	46	1,880	119,314	9,713

Liabilities
Payable to related parties	1	-	-	7	-
Total liabilities	1	-	-	7	-
Net assets	$ 25,436	$ 46	$ 1,880	$ 119,307	$ 9,713

Net assets
Accumulation units	$ 25,436	$ 46	$ 1,880	$ 116,312	$ 9,514
Contracts in payout (annuitization)	-	-	-	2,995	199
Total net assets	$ 25,436	$ 46	$ 1,880	$ 119,307	$ 9,713

Total number of mutual fund shares	2,130,408	948	173,773	4,785,979	391,644

Cost of mutual fund shares	$ 27,051	$ 44	$ 1,923	$ 102,238	$ 8,543

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				AIM V.I. Capital Appreciation Fund - Series I Shares
			AIM Global Health Care Fund - Investor Class
	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A			AIM V.I. Core Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 19	$ 269
Total investment income	2	-	-	19	269
Expenses:
Mortality, expense risk and
other charges	1	-	1	311	459
Total expenses	1	-	1	311	459
Net investment income (loss)	1	-	(1)	(292)	(190)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	2	554	(663)
Capital gains distributions	40	1	11	-	-
Total realized gain (loss) on investments
and capital gains distributions	42	1	13	554	(663)
Net unrealized appreciation
(depreciation) of investments	(23)	-	(10)	409	6,785
Net realized and unrealized gain (loss)
on investments	19	1	3	963	6,122
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 1	$ 2	$ 671	$ 5,932

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		AIM V.I. Premier Equity Fund - Series I Shares	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A
	AIM V.I. Growth Fund - Series I Shares				Allianz NFJ
					Small-Cap
					Value - Class A

Net investment income (loss)
Income:
Dividends	$ -	$ 173	$ 1	$ 7	$ 8
Total investment income	-	173	1	7	8
Expenses:
Mortality, expense risk and
other charges	61	56	1	5	4
Total expenses	61	56	1	5	4
Net investment income (loss)	(61)	117	-	2	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,829	1,940	2	3	11
Capital gains distributions	-	-	-	26	35
Total realized gain (loss) on investments
and capital gains distributions	3,829	1,940	2	29	46
Net unrealized appreciation
(depreciation) of investments	(2,636)	(1,190)	4	43	19
Net realized and unrealized gain (loss)
on investments	1,193	750	6	72	65
Net increase (decrease) in net assets
resulting from operations	$ 1,132	$ 867	$ 6	$ 74	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		American
	American	Century
	Balanced	Income &	Ariel Appreciation Fund
	Fund® - Class	Growth Fund -			Baron Asset
	R-3	Advisor Class		Ariel Fund	Fund

Net investment income (loss)
Income:
Dividends	$ 94	$ 92	$ -	$ -	$ -
Total investment income	94	92	-	-	-
Expenses:
Mortality, expense risk and
other charges	36	57	6	8	7
Total expenses	36	57	6	8	7
Net investment income (loss)	58	35	(6)	(8)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	259	3	2	4
Capital gains distributions	103	270	41	38	67
Total realized gain (loss) on investments
and capital gains distributions	116	529	44	40	71
Net unrealized appreciation
(depreciation) of investments	256	276	17	18	24
Net realized and unrealized gain (loss)
on investments	372	805	61	58	95
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 840	$ 55	$ 50	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Capital One
		Calvert Social	Mid Cap	DWS Equity	EuroPacific
	Baron Growth	Balanced	Equity Fund -	500 Index Fund	Growth Fund®
	Fund	Portfolio	Class A	- Class S	- Class R-3

Net investment income (loss)
Income:
Dividends	$ -	$ 1,487	$ -	$ 2	$ 49
Total investment income	-	1,487	-	2	49
Expenses:
Mortality, expense risk and
other charges	13	677	1	1	15
Total expenses	13	677	1	1	15
Net investment income (loss)	(13)	810	(1)	1	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	(731)	2	1	25
Capital gains distributions	68	1,141	10	-	201
Total realized gain (loss) on investments
and capital gains distributions	96	410	12	1	226
Net unrealized appreciation
(depreciation) of investments	81	3,669	-	16	178
Net realized and unrealized gain (loss)
on investments	177	4,079	12	17	404
Net increase (decrease) in net assets
resulting from operations	$ 164	$ 4,889	$ 11	$ 18	$ 438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Fidelity®	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Advisor Mid	Equity-Income	Growth
	Growth Fund®	Special Values	Cap Fund -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Class T	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,165	$ 385	$ -	$ 14,123	$ 1,250
Total investment income	2,165	385	-	14,123	1,250
Expenses:
Mortality, expense risk and
other charges	1,007	946	5	4,307	3,285
Total expenses	1,007	946	5	4,307	3,285
Net investment income (loss)	1,158	(561)	(5)	9,816	(2,035)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,139	1,988	9	3,383	(16,934)
Capital gains distributions	7,681	15,846	62	51,416	-
Total realized gain (loss) on investments
and capital gains distributions	8,820	17,834	71	54,799	(16,934)
Net unrealized appreciation
(depreciation) of investments	9,098	(943)	8	10,067	36,558
Net realized and unrealized gain (loss)
on investments	17,918	16,891	79	64,866	19,624
Net increase (decrease) in net assets
resulting from operations	$ 19,076	$ 16,330	$ 74	$ 74,682	$ 17,589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Intermediate Bond Fund - Class A
	ING Real	ING GNMA
	Estate Fund -	Income Fund -		ING GET Fund	ING GET Fund
	Class A	Class A		- Series L	- Series Q

Net investment income (loss)
Income:
Dividends	$ 41	$ 46	$ 57	$ 28	$ 119
Total investment income	41	46	57	28	119
Expenses:
Mortality, expense risk and
other charges	14	8	8	2	38
Total expenses	14	8	8	2	38
Net investment income (loss)	27	38	49	26	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(10)	(2)	(54)	8
Capital gains distributions	149	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	178	(10)	(2)	(54)	12
Net unrealized appreciation
(depreciation) of investments	288	1	(5)	30	31
Net realized and unrealized gain (loss)
on investments	466	(9)	(7)	(24)	43
Net increase (decrease) in net assets
resulting from operations	$ 493	$ 29	$ 42	$ 2	$ 124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING	ING BlackRock
		AllianceBernstein	Large Cap	ING Evergreen	ING FMRSM
		Mid Cap Growth	Growth	Health Sciences	Diversified Mid
	ING GET Fund	Portfolio - Service	Portfolio -	Portfolio -	Cap Portfolio -
	- Series S	Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 388	$ -	$ -	$ -	$ -
Total investment income	388	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	163	33	-	34	115
Total expenses	163	33	-	34	115
Net investment income (loss)	225	(33)	-	(34)	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	(306)	-	91	124
Capital gains distributions	145	475	-	1	983
Total realized gain (loss) on investments
and capital gains distributions	185	169	-	92	1,107
Net unrealized appreciation
(depreciation) of investments	259	(515)	-	326	(106)

Net realized and unrealized gain (loss)
on investments	444	(346)	-	418	1,001
Net increase (decrease) in net assets
resulting from operations	$ 669	$ (379)	$ -	$ 384	$ 886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING FMRSM Large Cap Growth Portfolio - Institutional Class		ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
		ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class		ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan
					Small Cap Core
					Equity
					Portfolio -
					Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 151	$ 61	$ -
Total investment income	-	-	151	61	-
Expenses:
Mortality, expense risk and
other charges	-	-	232	152	12
Total expenses	-	-	232	152	12
Net investment income (loss)	-	-	(81)	(91)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	-	1,170	1,253	21
Capital gains distributions	-	-	271	138	29
Total realized gain (loss) on investments
and capital gains distributions	5	-	1,441	1,391	50
Net unrealized appreciation
(depreciation) of investments	3	6	5,217	2,491	37
Net realized and unrealized gain (loss)
on investments	8	6	6,658	3,882	87
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 6	$ 6,577	$ 3,791	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING	ING PIMCO
	ING MFS Total	ING MFS	Oppenheimer	High Yield	ING PIMCO
	Return	Utilities	Main Street	Portfolio -	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 866	$ 3	$ 4	$ 6	$ 210
Total investment income	866	3	4	6	210
Expenses:
Mortality, expense risk and
other charges	412	53	5	1	35
Total expenses	412	53	5	1	35
Net investment income (loss)	454	(50)	(1)	5	175

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	709	88	10	(2)	(8)
Capital gains distributions	1,665	14	-	1	30
Total realized gain (loss) on investments
and capital gains distributions	2,374	102	10	(1)	22
Net unrealized appreciation
(depreciation) of investments	901	1,534	55	4	63
Net realized and unrealized gain (loss)
on investments	3,275	1,636	65	3	85
Net increase (decrease) in net assets
resulting from operations	$ 3,729	$ 1,586	$ 64	$ 8	$ 260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Pioneer
	ING Pioneer		Mid Cap Value	ING Pioneer	ING Stock
	Fund Portfolio	ING Pioneer	Portfolio -	Mid Cap Value	Index Portfolio
	- Institutional	Fund Portfolio	Institutional	Portfolio -	- Institutional
	Class	- Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 482
Total investment income	-	-	-	-	482
Expenses:
Mortality, expense risk and
other charges	5	-	2	-	6
Total expenses	5	-	2	-	6
Net investment income (loss)	(5)	-	(2)	-	476

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	1	1	-	5,432
Capital gains distributions	-	-	-	-	236
Total realized gain (loss) on investments
and capital gains distributions	5	1	1	-	5,668
Net unrealized appreciation
(depreciation) of investments	69	1	33	-	(1,908)

Net realized and unrealized gain (loss)
on investments	74	2	34	-	3,760
Net increase (decrease) in net assets
resulting from operations	$ 69	$ 2	$ 32	$ -	$ 4,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Wells	ING Wells			ING American
	Fargo Mid Cap	Fargo Small		ING	Century Large
	Disciplined	Cap Disciplined	ING	International	Company
	Portfolio -	Portfolio -	International	SmallCap Fund	Value Portfolio
	Service Class	Service Class	Fund - Class Q	- Class A	- Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 4	$ -
Total investment income	-	3	-	4	-
Expenses:
Mortality, expense risk and
other charges	2	5	-	4	-
Total expenses	2	5	-	4	-
Net investment income (loss)	(2)	(2)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	2	-	21	-
Capital gains distributions	-	22	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	24	-	21	-
Net unrealized appreciation
(depreciation) of investments	49	37	-	95	1
Net realized and unrealized gain (loss)
on investments	51	61	-	116	1
Net increase (decrease) in net assets
resulting from operations	$ 49	$ 59	$ -	$ 116	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap	ING Davis
	ING Baron	Growth	Growth	Value II	Venture Value
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	1	-	888	-	89
Total expenses	1	-	888	-	89
Net investment income (loss)	(1)	-	(888)	-	(89)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	3,696	-	206
Capital gains distributions	-	-	778	-	575
Total realized gain (loss) on investments
and capital gains distributions	1	(2)	4,474	-	781
Net unrealized appreciation
(depreciation) of investments	13	3	7,482	3	315
Net realized and unrealized gain (loss)
on investments	14	1	11,956	3	1,096
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 1	$ 11,068	$ 3	$ 1,007

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING Goldman Sachs® Structured Equity Portfolio - Adviser Class
		ING Fundamental Research Portfolio - Adviser Class	ING Fundamental Research Portfolio - Service Class	ING Goldman
	ING Fidelity®			Sachs® Capital
	VIP Mid Cap			Growth
	Portfolio -			Portfolio -
	Service Class			Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -
Total investment income	-	-	1	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	17	21	-
Total expenses	-	-	17	21	-
Net investment income (loss)	-	-	(16)	(21)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	66	95	-
Capital gains distributions	-	-	25	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	91	95	-
Net unrealized appreciation
(depreciation) of investments	2	-	79	72	-
Net realized and unrealized gain (loss)
on investments	2	-	170	167	-
Net increase (decrease) in net assets
resulting from operations	$ 2	$ -	$ 154	$ 146	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	2,190	-	-	40
Total expenses	-	2,190	-	-	40
Net investment income (loss)	-	(2,190)	-	-	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,080)	-	-	8
Capital gains distributions	-	-	-	-	62
Total realized gain (loss) on investments
and capital gains distributions	-	(1,080)	-	-	70
Net unrealized appreciation
(depreciation) of investments	1	21,852	6	1	65
Net realized and unrealized gain (loss)
on investments	1	20,772	6	1	135
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 18,582	$ 6	$ 1	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Neuberger Berman Partners Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service Class		ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class
			ING OpCap Balanced Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 129	$ -	$ 634
Total investment income	-	-	129	-	634
Expenses:
Mortality, expense risk and
other charges	-	-	157	-	9,350
Total expenses	-	-	157	-	9,350
Net investment income (loss)	-	-	(28)	-	(8,716)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	-	660	1	30,445
Capital gains distributions	-	-	-	-	1,328
Total realized gain (loss) on investments
and capital gains distributions	7	-	660	1	31,773
Net unrealized appreciation
(depreciation) of investments	-	-	588	5	119,373
Net realized and unrealized gain (loss)
on investments	7	-	1,248	6	151,146
Net increase (decrease) in net assets
resulting from operations	$ 7	$ -	$ 1,220	$ 6	$ 142,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Oppenheimer Strategic Income Portfolio - Adviser Class	ING
	ING Oppenheimer Global Portfolio - Service Class		Oppenheimer
			Strategic	ING PIMCO Total Return Portfolio - Adviser Class	ING PIMCO
			Income		Total Return
			Portfolio -		Portfolio -
			Initial Class		Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 450	$ 2	$ 999
Total investment income	-	-	450	2	999
Expenses:
Mortality, expense risk and
other charges	2	-	1,104	-	605
Total expenses	2	-	1,104	-	605
Net investment income (loss)	(2)	-	(654)	2	394

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	644	-	107
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	644	-	107
Net unrealized appreciation
(depreciation) of investments	18	5	8,090	5	1,238
Net realized and unrealized gain (loss)
on investments	20	5	8,734	5	1,345
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 5	$ 8,080	$ 7	$ 1,739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ 14	$ -	$ 3	$ 14	$ 5
Total investment income	14	-	3	14	5
Expenses:
Mortality, expense risk and
other charges	3	-	11	66	15
Total expenses	3	-	11	66	15
Net investment income (loss)	11	-	(8)	(52)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	11	50	4
Capital gains distributions	3	-	1	8	3
Total realized gain (loss) on investments
and capital gains distributions	3	-	12	58	7
Net unrealized appreciation
(depreciation) of investments	14	-	150	919	255
Net realized and unrealized gain (loss)
on investments	17	-	162	977	262
Net increase (decrease) in net assets
resulting from operations	$ 28	$ -	$ 154	$ 925	$ 252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ 24	$ 2	$ 7	$ -	$ 1
Total investment income	24	2	7	-	1
Expenses:
Mortality, expense risk and
other charges	77	14	48	7	30
Total expenses	77	14	48	7	30
Net investment income (loss)	(53)	(12)	(41)	(7)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	6	64	2	55
Capital gains distributions	17	2	7	2	6
Total realized gain (loss) on investments
and capital gains distributions	71	8	71	4	61
Net unrealized appreciation
(depreciation) of investments	1,237	255	874	155	525
Net realized and unrealized gain (loss)
on investments	1,308	263	945	159	586
Net increase (decrease) in net assets
resulting from operations	$ 1,255	$ 251	$ 904	$ 152	$ 557

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Service Class	Diversified Mid	Diversified Mid	Diversified Mid
			Cap Growth	Cap Growth	Cap Growth
			Portfolio -	Portfolio -	Portfolio -
			Adviser Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ -	$ -	$ -
Total investment income	1	3	-	-	-
Expenses:
Mortality, expense risk and
other charges	3	11	-	4,371	3
Total expenses	3	11	-	4,371	3
Net investment income (loss)	(2)	(8)	-	(4,371)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	14	-	12,145	10
Capital gains distributions	-	1	-	9,055	9
Total realized gain (loss) on investments
and capital gains distributions	3	15	-	21,200	19
Net unrealized appreciation
(depreciation) of investments	37	82	1	15,200	14
Net realized and unrealized gain (loss)
on investments	40	97	1	36,400	33
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 89	$ 1	$ 32,029	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class	ING Thornburg Value Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ 683	$ -	$ 3	$ -
Total investment income	-	683	-	3	-
Expenses:
Mortality, expense risk and
other charges	-	2,869	4	1	-
Total expenses	-	2,869	4	1	-
Net investment income (loss)	-	(2,186)	(4)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5,695	11	7	-
Capital gains distributions	-	460	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	6,155	12	7	-
Net unrealized appreciation
(depreciation) of investments	9	28,097	74	17	4
Net realized and unrealized gain (loss)
on investments	9	34,252	86	24	4
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 32,066	$ 82	$ 26	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2

Net investment income (loss)
Income:
Dividends	$ 1,148	$ 1,409	$ 22,560	$ 29	$ 277
Total investment income	1,148	1,409	22,560	29	277
Expenses:
Mortality, expense risk and
other charges	902	788	21,772	14	116
Total expenses	902	788	21,772	14	116
Net investment income (loss)	246	621	788	15	161

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,044	1,109	(131,519)	1	(14)
Capital gains distributions	1,107	1,665	-	23	94
Total realized gain (loss) on investments
and capital gains distributions	2,151	2,774	(131,519)	24	80
Net unrealized appreciation
(depreciation) of investments	7,313	4,155	368,164	27	203
Net realized and unrealized gain (loss)
on investments	9,464	6,929	236,645	51	283
Net increase (decrease) in net assets
resulting from operations	$ 9,710	$ 7,550	$ 237,433	$ 66	$ 444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8

Net investment income (loss)
Income:
Dividends	$ 824	$ 13	$ 99	$ 90	$ 27
Total investment income	824	13	99	90	27
Expenses:
Mortality, expense risk and
other charges	442	11	72	56	25
Total expenses	442	11	72	56	25
Net investment income (loss)	382	2	27	34	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	1	44	34	8
Capital gains distributions	17	27	29	-	6
Total realized gain (loss) on investments
and capital gains distributions	37	28	73	34	14
Net unrealized appreciation
(depreciation) of investments	981	29	222	238	109
Net realized and unrealized gain (loss)
on investments	1,018	57	295	272	123
Net increase (decrease) in net assets
resulting from operations	$ 1,400	$ 59	$ 322	$ 306	$ 125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
			Janus Aspen	Janus Aspen
	Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	Series Balanced	Series Flexible	Cap Growth	Growth
	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 9	$ 6	$ 1	$ -	$ 6
Total investment income	9	6	1	-	6
Expenses:
Mortality, expense risk and
other charges	5	2	2	6	4
Total expenses	5	2	2	6	4
Net investment income (loss)	4	4	(1)	(6)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	(5)	7	47	22
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	25	(5)	7	47	22
Net unrealized appreciation
(depreciation) of investments	10	4	10	13	30
Net realized and unrealized gain (loss)
on investments	35	(1)	17	60	52
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 3	$ 16	$ 54	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Lord Abbett
	Series Fund -	Lord Abbett
	Growth and	Series Fund -	Massachusetts
	Income	Mid-Cap Value	Investors	MFS® Total	Moderate
	Portfolio -	Portfolio -	Growth Stock	Return Series -	Allocation
	Class VC	Class VC	Fund - Class A	Initial Class	Portfolio

Net investment income (loss)
Income:
Dividends	$ 1,687	$ 753	$ -	$ 1,879	$ -
Total investment income	1,687	753	-	1,879	-
Expenses:
Mortality, expense risk and
other charges	1,389	1,552	5	838	-
Total expenses	1,389	1,552	5	838	-
Net investment income (loss)	298	(799)	(5)	1,041	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,171	6,717	5	1,415	-
Capital gains distributions	4,521	11,729	-	2,518	1
Total realized gain (loss) on investments
and capital gains distributions	7,692	18,446	5	3,933	1
Net unrealized appreciation
(depreciation) of investments	11,603	(1,948)	35	3,101	(1)

Net realized and unrealized gain (loss)
on investments	19,295	16,498	40	7,034	-
Net increase (decrease) in net assets
resulting from operations	$ 19,593	$ 15,699	$ 35	$ 8,075	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund® - Trust Class

		New Perspective Fund®, Inc. - Class R-3	New Perspective Fund®, Inc. - Class R-4	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A

Net investment income (loss)
Income:
Dividends	$ -	$ 14	$ 387	$ -	$ 1,812
Total investment income	-	14	387	-	1,812
Expenses:
Mortality, expense risk and
other charges	1	5	215	4	1,526
Total expenses	1	5	215	4	1,526
Net investment income (loss)	(1)	9	172	(4)	286

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	18	1,938	4	10,159
Capital gains distributions	5	71	1,675	-	13,095
Total realized gain (loss) on investments
and capital gains distributions	6	89	3,613	4	23,254
Net unrealized appreciation
(depreciation) of investments	30	47	1,076	23	4,924
Net realized and unrealized gain (loss)
on investments	36	136	4,689	27	28,178
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 145	$ 4,861	$ 23	$ 28,464

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.75962-07                                                                                     ILIAC Ed. April 2007

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2006
		-	Statements of Operations for the year ended December 31, 2006
		-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2006, 2005 and 2004
		-	Consolidated Balance Sheets as of December 31, 2006 and 2005
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005 and 2004
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2006, 2005 and 2004
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G-TDA-HH(XC/M)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1996.
	(4.2)		Variable Annuity Contract (G-TDA-HH(XC/S)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1996.

(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.4)	Variable Annuity Certificate (GTCC-HH(XC/S)) · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1998.
(4.5)	Variable Annuity Contract GAGOV-98(NY) · Incorporated by reference to
Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on December 17, 2004.
(4.6)	Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
April 12, 1996.
(4.7)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 14, 1997.
(4.8)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 14, 1997.
(4.9)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.10)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on September 10, 1998.
(4.11)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
September 15, 1998.
(4.12)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.13)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
Certificate G-TDA-HH(XC/M) · Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-
75962), as filed on April 13, 2000.
(4.14)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on
April 13, 2000.

(4.15)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on December 6, 2000.
(4.16)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 6, 2000.
(4.17)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 26 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 13, 2000.
(4.18)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
· Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(4.19)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(4.20)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 39 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on December
17, 2004.
(4.21)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated
by reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(4.22)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(4.23)	Variable Annuity Contract Certificate GAGOVC-98(NY) · Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(4.24)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract
Certificate GAGOVC-98(NY) · Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on December 17, 2004.
(4.25)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-
HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to
Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 11, 2006.

(4.26)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S)
and Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 11, 2006.
(4.27)	Endorsement E-NYSUTDB-06 · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on September 27, 2006.
(4.28)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and
GTCC-HH(XC/S)
(4.29)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and
Contract Certificate GTCC-HH(XC/M)
(4.30)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract
Certificate GTCC-HH(XC/S)
(4.31)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S)
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on September 15, 1998.
(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract
GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY) · Incorporated
by reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company · Incorporated by
reference to ING Life Insurance and Annuity Company Annual Report on Form
10-K (File No. 33-23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-
014783).
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM
Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.

(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.4)	Amendment dated as of July 12, 2002 to Participation Agreement dated as of
June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life
Insurance and Annuity Company and Aetna Investment Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
(8.7)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.8)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.9)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(8.10)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.11)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.12)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.

(8.13)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.14)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.
(8.15)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.16)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.

(8.17)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.18)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.19)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.20)	Service Agreement dated December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.21)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.22)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on September 29, 1997.

(8.23)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 9, 1998.
(8.24)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.25)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.26)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.27)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on September 29, 1997.
(8.28)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on
Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.29)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.30)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998
and May 1, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.31)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
August 5, 2004.
(8.32)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on August 5, 2004.
(8.33)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on November 21, 2006.
(8.34)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 and April 1, 2005 · Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on November 21, 2006.
(8.35)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.36)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.

(8.37)	Second Amendment dated as of December 10, 2003 to Participation Agreement dated as of July 20, 2001 and as amended on January 2, 2002 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance
Company of America, Golden American Life Insurance Company and Direct
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April
13, 2004.
(8.38)	Third Amendment dated May 3, 2004 to Participation Agreement dated as of
July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin
Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING
Insurance Company of America, Golden American Life Insurance Company
and Direct Services, Inc. and Reliastar Life Insurance Company · Incorporated
by reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 12, 2005.
(8.39)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.40)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File
No. 33-23512), as filed on August 1, 2003.
(8.41)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on November 21, 2006.
(8.42)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.43)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.

(8.44)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by
and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Financial Services Company · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.45)	Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and
November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August
4, 1998.
(8.46)	Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and
November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on February
16, 1999.
(8.47)	Fifth Amendment dated July 1, 1999 to the Fund Participation Agreement dated
April 30, 1996 and amended on September 3, 1996, March 14, 1997, November
28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna
Life Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on
November 23, 1999.
(8.48)	Sixth Amendment dated November 17, 2000 to the Fund Participation
Agreement dated April 30, 1996 and amended on September 3, 1996, March
14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 by and among
MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company
and Massachusetts Financial Services Company · Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-49176), as filed on November 30, 2000.
(8.49)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No.
26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
July 13, 2001.
(8.50)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003.

(8.51)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(8.52)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer
Variable Contracts Trust and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.53)	Amendment dated May 1, 2004 to Fund Participation Agreement dated as of
July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 13, 2005.
(8.54)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 8, 2002.
(8.55)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.56)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 · Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on April 10, 2003.
(8.57)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.58)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.59)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.60)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216), as filed on April 11, 2006.
(8.61)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.62)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.63)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
April 8, 2002.
(8.64)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 · Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003.
(8.65)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.

(8.66)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.67)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.68)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.69)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation
and American Century Investment Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 13, 2000.
(8.70)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 13, 2004.
(8.71)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services
(8.72)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among
Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company
and American Century Investment Services
(8.73)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and
Services Agreement dated July 1, 2000 by and among ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance
and Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company) and American Century Investment Services, Inc.
(8.74)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and
Services Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), ING Life Insurance and Annuity Company (formerly known as
Aetna Life Insurance and Annuity Company) and American Century
Investment Services, Inc.

(8.75)	(Retail) Participation Agreement dated as of January 1, 2003 by and among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors,
Inc. and American Funds Service Company · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 16, 2005.
(8.76)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American
Funds Service Company dated January 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on November 21, 2006.
(8.77)	(Retail) Selling Group Agreement among American Funds Distributors, Inc.
and Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.78)	(Retail) Supplemental Selling Group Agreement by and among American
Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30,
2000 · Incorporated by reference to Post-Effective Amendment No. 42 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.79)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.80)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.81)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 13, 2000.
(8.82)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank,
NA and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.83)	(Retail) Shareholder Services Agreement dated October 4, 1999 between
Federated Administrative Services for the Wachovia Funds and the Wachovia
Municipal Funds and Aetna Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.84)	Form of Rule 22c-2 Agreement dated _________, 2007 and effective on
October 16, 2007
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986),
as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[2]	Director, Executive Vice President and Chief
Financial Officer
Brian D. Comer[1]	President
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Jeoffrey A. Block[5]	Vice President
Ira S. Braunstein[2]	Vice President, Investments

Mary A. Broesch[4]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[2]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Mary K. Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
J. Randolph Dobo[6]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Shari A. Enger[4]	Vice President
William A. Evans[1]	Vice President
Ronald E. Falkner[1]	Vice President
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[2]	Vice President, Investments
Stephen E. Gallant[2]	Vice President, Investments

Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[5]	Vice President
June P. Howard[2]	Vice President
William S. Jasien[7]	Vice President
David A. Kelsey[1]	Vice President
Bart D. A. Kollen[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse NY 13202
Gregory G. McGreevey[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Maurice M. Moore[2]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[5]	Vice President

Joseph M. O’Donnell[8]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Ethel Pippen[1]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[1]	Vice President
William J. Wagner[6]	Vice President, Investments
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[5]	Vice President
Paul L. Zemsky[3]	Vice President, Investments
Matthew L. Condos[1]	Actuary
William H. Leslie[1]	Actuary
Cheryl A. Poulin[1]	Actuary
Joy M. Benner[9]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[9]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary

William H. Hope, III[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
Randall K. Price[9]	Assistant Secretary
Carol A. Semplice[1]	Assistant Secretary
James A. Shuchart[4]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[9]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
2	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of this director and this officer is 230 Park Avenue, New
York, New York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
6	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
7	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.

8	The principal business address of this officer is 7337 E. Doubletree Ranch Road, Scottsdale,
Arizona 85258.
9	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
10	The principal business address of this officer is 100 Washington Square, Minneapolis,
Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration
Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life
Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as
filed with the Securities and Exchange Commission on April 9, 2007.

Item 27. Number of Contract Owners

As of March 31, 2007, there were 666,747 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a

management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).
(b) The following are the directors and officers of the Principal Underwriter:
Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President

William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President

Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue,
Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$43,390,180.16
Advisers, LLC
*	Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington
Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the
Act and the rules under it relating to the securities described in and issued under
Registration Statement are located at the offices of the Depositor as follows:

ING Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156

               and

Opportunity Plus Service Center
22 Century Hill Drive
Suite 101
Latham, NY 12110-2455

ING Americas
5780 Powers Ferry Road
Atlanta, GA 30327-4390

ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                            SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No.033-75962) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Hartford, State of Connecticut, on the 10th day of April, 2007.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 48 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 10, 2007
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.4.28	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M)
and G-TDA-HH(XC/S) and Contract Certificates
	GTCC-HH(XC/M) and GTCC-HH(XC/S)	___________

99-B.4.29	Endorsement ENYSTINTM (9/04) to Contract
	G-TDA-HH(XC/M) and Contract Certificate GTCC-HH(XC/M)	___________

99-B.4.30	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S)
	and Contract Certificate GTCC-HH(XC/S)	___________

99-B.4.31	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M)
and G-TDA-HH(XC/S) and Contract Certificate
	GTCC-HH(XC/S)	___________

99-B.8.71	(Retail) Amendment No. 2 effective October 1, 2004 to Fund
Participation Agreement between ING Life Insurance and
	Annuity Company and American Century Investment Services	___________

99-B.8.72	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and American Century Investment
	Services	___________

99-B.8.73	(Retail) Amendment No. 1 effective November 7, 2003 to the
Selling and Services Agreement dated July 1, 2000 by and among
ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity
	Company) and American Century Investment Services, Inc.	___________

99-B.8.74	(Retail) Amendment No. 2 effective October 1, 2004 to the
Selling and Services Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company) and American Century
	Investment Services, Inc.	___________
99-B.8.84	Form of Rule 22c-2 Agreement dated _________, 2007 and
	effective on October 16, 2007	___________

99-B.9	Opinion and Consent of Counsel	___________

99-B.10	Consent of Independent Registered Public Accounting Firm	___________

99-B.13.1	Powers of Attorney	___________